UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23852

Grandeur Peak Global Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2025

Item 1. Reports to Stockholders.

(a)

Grandeur Peak Emerging Markets Opportunities Fund

Institutional Class (GPEIX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$92,318,553
Number of Portfolio Holdings	82
Advisory Fee	$723,325
Portfolio Turnover	15%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%
Other Countries	9.6%
Vietnam	3.7%
Philippines	3.7%
Poland	4.4%
Indonesia	4.9%
Brazil	5.0%
Mexico	10.0%
China	10.7%
South Korea	11.4%
Taiwan	17.6%
India	18.2%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Asia Vital Components Co., Ltd.	4.5%
Gulf Oil Lubricants India Ltd.	2.8%
Sporton International, Inc.	2.8%
Regional SAB de cv	2.7%
Silergy Corp	2.5%
HPSP Company Ltd.	2.3%
SJS Enterprises Ltd	2.2%
Motherson Sumi Wiring India Ltd.	2.1%
Voltronic Power Technology	2.0%
FNS Tech Co Ltd	1.9%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Industries	20.6%
Internet Media & Services	2.2%
Technology Services	2.7%
Engineering & Construction	2.7%
Apparel & Textile Products	2.8%
Leisure Facilities & Services	2.9%
Chemicals	3.0%
Retail - Discretionary	3.1%
Food	3.1%
Machinery	3.2%
Software	3.8%
Commercial Support Services	5.1%
Automotive	6.6%
Retail - Consumer Staples	8.0%
Banking	8.1%
Semiconductors	9.3%
Technology Hardware	12.2%

Sector Weighting (% of Net Assets)

Value	Value
Technology	28.0%
Consumer Discretionary	16.4%
Industrials	14.7%
Consumer Staples	13.8%
Financials	11.3%
Materials	5.2%
Health Care	3.9%
Communications	3.8%
Real Estate	2.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPEIX

Grandeur Peak Emerging Markets Opportunities Fund - Institutional Class  (GPEIX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak Emerging Markets Opportunities Fund

Investor Class (GPEOX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Emerging Markets Opportunities Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$100	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$92,318,553
Number of Portfolio Holdings	82
Advisory Fee	$723,325
Portfolio Turnover	15%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	0.0%
Other Countries	9.6%
Vietnam	3.7%
Philippines	3.7%
Poland	4.4%
Indonesia	4.9%
Brazil	5.0%
Mexico	10.0%
China	10.7%
South Korea	11.4%
Taiwan	17.6%
India	18.2%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Asia Vital Components Co., Ltd.	4.5%
Gulf Oil Lubricants India Ltd.	2.8%
Sporton International, Inc.	2.8%
Regional SAB de cv	2.7%
Silergy Corp	2.5%
HPSP Company Ltd.	2.3%
SJS Enterprises Ltd	2.2%
Motherson Sumi Wiring India Ltd.	2.1%
Voltronic Power Technology	2.0%
FNS Tech Co Ltd	1.9%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Industries	20.6%
Internet Media & Services	2.2%
Technology Services	2.7%
Engineering & Construction	2.7%
Apparel & Textile Products	2.8%
Leisure Facilities & Services	2.9%
Chemicals	3.0%
Retail - Discretionary	3.1%
Food	3.1%
Machinery	3.2%
Software	3.8%
Commercial Support Services	5.1%
Automotive	6.6%
Retail - Consumer Staples	8.0%
Banking	8.1%
Semiconductors	9.3%
Technology Hardware	12.2%

Sector Weighting (% of Net Assets)

Value	Value
Technology	28.0%
Consumer Discretionary	16.4%
Industrials	14.7%
Consumer Staples	13.8%
Financials	11.3%
Materials	5.2%
Health Care	3.9%
Communications	3.8%
Real Estate	2.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPEOX

Grandeur Peak Emerging Markets Opportunities Fund - Investor Class (GPEOX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak Global Contrarian Fund

Institutional Class (GPGCX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Contrarian Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$146,067,557
Number of Portfolio Holdings	97
Advisory Fee	$741,280
Portfolio Turnover	32%

Country Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Countries	25.3%
Belgium	3.1%
France	3.2%
Mexico	3.2%
Brazil	3.4%
Italy	4.2%
China	4.6%
Australia	5.9%
Japan	12.5%
United Kingdom	12.7%
United States	21.8%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Dollar General Corporation	2.8%
B & M European Value Retail SA	2.8%
Interpump Group SpA	2.3%
CVS Group plc	2.2%
Virbac S.A.	2.2%
MA Financial Group Ltd	2.0%
Riverstone Holdings Ltd.	1.9%
System Support, Inc.	1.9%
Marex Group PLC	1.8%
ULS Group Inc	1.7%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	21.4%
Retail - Discretionary	2.3%
Specialty Finance	2.8%
Banking	3.0%
Apparel & Textile Products	3.1%
Machinery	3.2%
Wholesale - Discretionary	3.3%
E-Commerce Discretionary	3.3%
Technology Hardware	3.9%
Biotech & Pharma	3.9%
Commercial Support Services	4.4%
Health Care Facilities & Services	5.2%
Semiconductors	5.7%
Technology Services	6.0%
Medical Equipment & Devices	6.9%
Retail - Consumer Staples	10.5%
Asset Management	11.5%

Sector Weighting (% of Net Assets)

Value	Value
Financials	20.1%
Technology	16.2%
Consumer Discretionary	16.1%
Health Care	15.9%
Industrials	12.3%
Consumer Staples	11.7%
Materials	4.7%
Communications	1.9%
Energy	0.9%
Utilities	0.2%
Liabilities in Excess of Other Assets	-0.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPGCX

Grandeur Peak Global Contrarian Fund - Institutional Class  (GPGCX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak Global Explorer Fund

Institutional Class (GPGEX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Explorer Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$12,074,768
Number of Portfolio Holdings	47
Advisory Fee	$8,774
Portfolio Turnover	93%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Other Countries	15.5%
South Korea	2.4%
Belgium	2.5%
Taiwan	4.9%
Sweden	4.9%
Australia	5.5%
India	6.0%
Japan	7.1%
Italy	8.3%
United Kingdom	15.1%
United States	25.0%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	4.7%
Pinnacle Investment Management Group	3.2%
JFrog Ltd.	3.2%
Visional Inc	3.2%
Interpump Group SpA	3.0%
ASPEED Technology, Inc.	3.0%
Freshpet, Inc.	2.8%
Primoris Services Corporation	2.7%
Games Workshop Group plc	2.7%
AddTech AB	2.6%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Other Industries	15.3%
Institutional Financial Services	2.2%
Specialty Finance	2.3%
Electrical Equipment	2.6%
Leisure Products	2.7%
Engineering & Construction	2.7%
Retail - Consumer Staples	3.2%
Retail - Discretionary	4.7%
Commercial Support Services	5.1%
Machinery	5.1%
Asset Management	5.5%
Biotech & Pharma	5.5%
Medical Equipment & Devices	5.9%
Industrial Support Services	7.6%
Software	8.1%
Technology Hardware	8.5%
Semiconductors	10.4%

Sector Weighting (% of Net Assets)

Value	Value
Technology	29.0%
Industrials	26.9%
Health Care	13.4%
Financials	12.2%
Consumer Discretionary	8.3%
Consumer Staples	5.2%
Communications	2.3%
Other Assets in Excess of Liabilities	2.2%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPGEX

Grandeur Peak Global Explorer Fund - Institutional Class  (GPGEX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak Global Micro Cap Fund

Institutional Class (GPMCX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Micro Cap Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$46,263,353
Number of Portfolio Holdings	109
Advisory Fee	$355,769
Portfolio Turnover	17%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Countries	13.2%
Greece	2.0%
Canada	2.1%
France	2.4%
Taiwan	2.4%
India	6.1%
Australia	7.0%
Sweden	7.3%
United Kingdom	12.5%
United States	20.6%
Japan	23.3%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Mama's Creations Incorporated	3.3%
Pennant Group, Inc. (The)	3.1%
ULS Group Inc	2.9%
System Support, Inc.	2.8%
CVS Group plc	2.3%
Elixirr International PLC	2.2%
Bowman Consulting Group Limited	1.9%
Swedencare AB	1.9%
Bengo4.com Inc	1.9%
Kogan.com Ltd	1.7%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	15.2%
Real Estate Owners & Developers	1.8%
Biotech & Pharma	1.9%
Engineering & Construction	1.9%
Apparel & Textile Products	2.1%
Automotive	2.7%
Internet Media & Services	3.1%
Retail - Discretionary	3.6%
E-Commerce Discretionary	3.7%
Food	4.4%
Technology Hardware	4.5%
Medical Equipment & Devices	6.1%
Health Care Facilities & Services	8.4%
Asset Management	8.5%
Technology Services	9.1%
Software	10.9%
Commercial Support Services	11.2%

Sector Weighting (% of Net Assets)

Value	Value
Technology	26.2%
Health Care	16.3%
Industrials	15.9%
Consumer Discretionary	15.3%
Financials	10.5%
Consumer Staples	6.0%
Communications	3.5%
Materials	2.9%
Real Estate	1.8%
Energy	0.4%
Utilities	0.2%
Other Assets in Excess of Liabilities	1.0%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPMCX

Grandeur Peak Global Micro Cap Fund - Institutional Class  (GPMCX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak Global Opportunities Fund

Institutional Class (GPGIX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$69	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$408,135,023
Number of Portfolio Holdings	110
Advisory Fee	$2,591,062
Portfolio Turnover	21%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Countries	15.1%
Germany	2.2%
Belgium	2.8%
India	3.1%
France	3.6%
Australia	3.9%
Sweden	4.2%
Italy	5.7%
Japan	14.9%
United Kingdom	19.4%
United States	23.9%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Interpump Group SpA	2.8%
JTC plc	2.7%
Virbac S.A.	2.6%
Littelfuse, Inc.	2.6%
Visional Inc	2.4%
Volution Group PLC	2.1%
CVS Group plc	1.9%
Melexis NV	1.9%
Primoris Services Corporation	1.9%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	17.3%
Banking	2.7%
Engineering & Construction	3.3%
Health Care Facilities & Services	3.9%
Machinery	4.0%
Technology Hardware	4.2%
Retail - Discretionary	4.2%
Retail - Consumer Staples	4.4%
Industrial Support Services	5.0%
Technology Services	5.1%
Biotech & Pharma	5.2%
Software	5.2%
Semiconductors	5.9%
Medical Equipment & Devices	6.4%
Electrical Equipment	6.5%
Commercial Support Services	6.9%
Asset Management	8.7%

Sector Weighting (% of Net Assets)

Value	Value
Industrials	26.5%
Technology	20.4%
Health Care	15.4%
Financials	14.5%
Consumer Discretionary	9.2%
Consumer Staples	6.8%
Communications	2.4%
Real Estate	2.1%
Materials	1.0%
Energy	0.4%
Other Assets in Excess of Liabilities	1.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPGIX

Grandeur Peak Global Opportunities Fund - Institutional Class  (GPGIX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak Global Opportunities Fund

Investor Class (GPGOX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Opportunities Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$408,135,023
Number of Portfolio Holdings	110
Advisory Fee	$2,591,062
Portfolio Turnover	21%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Countries	15.1%
Germany	2.2%
Belgium	2.8%
India	3.1%
France	3.6%
Australia	3.9%
Sweden	4.2%
Italy	5.7%
Japan	14.9%
United Kingdom	19.4%
United States	23.9%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Interpump Group SpA	2.8%
JTC plc	2.7%
Virbac S.A.	2.6%
Littelfuse, Inc.	2.6%
Visional Inc	2.4%
Volution Group PLC	2.1%
CVS Group plc	1.9%
Melexis NV	1.9%
Primoris Services Corporation	1.9%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Other Industries	17.3%
Banking	2.7%
Engineering & Construction	3.3%
Health Care Facilities & Services	3.9%
Machinery	4.0%
Technology Hardware	4.2%
Retail - Discretionary	4.2%
Retail - Consumer Staples	4.4%
Industrial Support Services	5.0%
Technology Services	5.1%
Biotech & Pharma	5.2%
Software	5.2%
Semiconductors	5.9%
Medical Equipment & Devices	6.4%
Electrical Equipment	6.5%
Commercial Support Services	6.9%
Asset Management	8.7%

Sector Weighting (% of Net Assets)

Value	Value
Industrials	26.5%
Technology	20.4%
Health Care	15.4%
Financials	14.5%
Consumer Discretionary	9.2%
Consumer Staples	6.8%
Communications	2.4%
Real Estate	2.1%
Materials	1.0%
Energy	0.4%
Other Assets in Excess of Liabilities	1.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPGOX

Grandeur Peak Global Opportunities Fund - Investor Class (GPGOX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak Global Reach Fund

Institutional Class (GPRIX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$99,358,457
Number of Portfolio Holdings	232
Advisory Fee	$503,182
Portfolio Turnover	28%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	23.0%
Mexico	2.4%
Brazil	2.6%
Italy	3.3%
Taiwan	4.2%
Sweden	4.7%
Australia	4.9%
India	5.7%
Japan	11.1%
United Kingdom	12.5%
United States	24.5%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	1.2%
MA Financial Group Ltd	1.1%
Asia Vital Components Co., Ltd.	1.1%
Freshpet, Inc.	1.0%
JTC plc	1.0%
Gusto Inc. Preferred Series E	1.0%
Pinnacle Investment Management Group	1.0%
Littelfuse, Inc.	1.0%
Elixirr International PLC	0.9%
Virbac S.A.	0.9%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	22.2%
Banking	2.0%
Specialty Finance	2.2%
Retail - Discretionary	3.0%
Industrial Support Services	3.1%
Health Care Facilities & Services	3.2%
Machinery	3.2%
Retail - Consumer Staples	4.3%
Commercial Support Services	4.3%
Biotech & Pharma	4.4%
Electrical Equipment	4.5%
Technology Services	5.1%
Semiconductors	5.3%
Medical Equipment & Devices	5.5%
Technology Hardware	7.0%
Asset Management	8.6%
Software	11.3%

Sector Weighting (% of Net Assets)

Value	Value
Technology	28.7%
Industrials	17.9%
Financials	16.5%
Health Care	13.1%
Consumer Discretionary	8.6%
Consumer Staples	6.1%
Communications	2.8%
Real Estate	2.2%
Materials	1.8%
Listed Private Equity Investments	0.6%
Energy	0.5%
Utilities	0.2%
Other Assets in Excess of Liabilities	0.5%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPRIX

Grandeur Peak Global Reach Fund - Institutional Class  (GPRIX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak Global Reach Fund

Investor Class (GPROX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Reach Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$99,358,457
Number of Portfolio Holdings	232
Advisory Fee	$503,182
Portfolio Turnover	28%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Countries	23.0%
Mexico	2.4%
Brazil	2.6%
Italy	3.3%
Taiwan	4.2%
Sweden	4.7%
Australia	4.9%
India	5.7%
Japan	11.1%
United Kingdom	12.5%
United States	24.5%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	1.2%
MA Financial Group Ltd	1.1%
Asia Vital Components Co., Ltd.	1.1%
Freshpet, Inc.	1.0%
JTC plc	1.0%
Gusto Inc. Preferred Series E	1.0%
Pinnacle Investment Management Group	1.0%
Littelfuse, Inc.	1.0%
Elixirr International PLC	0.9%
Virbac S.A.	0.9%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Other Industries	22.2%
Banking	2.0%
Specialty Finance	2.2%
Retail - Discretionary	3.0%
Industrial Support Services	3.1%
Health Care Facilities & Services	3.2%
Machinery	3.2%
Retail - Consumer Staples	4.3%
Commercial Support Services	4.3%
Biotech & Pharma	4.4%
Electrical Equipment	4.5%
Technology Services	5.1%
Semiconductors	5.3%
Medical Equipment & Devices	5.5%
Technology Hardware	7.0%
Asset Management	8.6%
Software	11.3%

Sector Weighting (% of Net Assets)

Value	Value
Technology	28.7%
Industrials	17.9%
Financials	16.5%
Health Care	13.1%
Consumer Discretionary	8.6%
Consumer Staples	6.1%
Communications	2.8%
Real Estate	2.2%
Materials	1.8%
Listed Private Equity Investments	0.6%
Energy	0.5%
Utilities	0.2%
Other Assets in Excess of Liabilities	0.5%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPROX

Grandeur Peak Global Reach Fund - Investor Class (GPROX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak Global Stalwarts Fund

Institutional Class (GGSYX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$83,313,248
Number of Portfolio Holdings	100
Advisory Fee	$289,624
Portfolio Turnover	31%

Country Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Countries	16.4%
Germany	2.7%
South Korea	3.1%
Taiwan	3.2%
Italy	3.5%
India	4.0%
Netherlands	4.8%
Sweden	7.0%
Japan	10.1%
United Kingdom	10.1%
United States	34.7%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Primoris Services Corporation	3.3%
Diploma plc	2.8%
Japan Elevator Service Holdings Company Ltd.	2.7%
Monolithic Power Systems, Inc.	2.5%
Visional Inc	2.4%
JTC plc	2.0%
Silergy Corp	1.8%
Pinnacle Investment Management Group	1.7%
Littelfuse, Inc.	1.7%
Burlington Stores, Inc.	1.7%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	16.7%
Technology Services	2.1%
Insurance	2.2%
Industrial Intermediate Prod	2.6%
Institutional Financial Services	2.9%
Commercial Support Services	2.9%
Health Care Facilities & Services	3.4%
Machinery	3.6%
Biotech & Pharma	4.6%
Asset Management	5.2%
Medical Equipment & Devices	5.2%
Engineering & Construction	6.0%
Industrial Support Services	6.7%
Technology Hardware	7.1%
Electrical Equipment	7.4%
Semiconductors	9.1%
Software	11.5%

Sector Weighting (% of Net Assets)

Value	Value
Technology	30.3%
Industrials	29.7%
Health Care	13.3%
Financials	12.9%
Consumer Discretionary	5.4%
Communications	2.3%
Materials	2.0%
Consumer Staples	2.0%
Listed Private Equity Investments	0.9%
Real Estate	0.8%
Liabilities in Excess of Other Assets	-0.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GGSYX

Grandeur Peak Global Stalwarts Fund - Institutional Class  (GGSYX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak Global Stalwarts Fund

Investor Class (GGSOX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak Global Stalwarts Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$83,313,248
Number of Portfolio Holdings	100
Advisory Fee	$289,624
Portfolio Turnover	31%

Country Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Countries	16.4%
Germany	2.7%
South Korea	3.1%
Taiwan	3.2%
Italy	3.5%
India	4.0%
Netherlands	4.8%
Sweden	7.0%
Japan	10.1%
United Kingdom	10.1%
United States	34.7%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Primoris Services Corporation	3.3%
Diploma plc	2.8%
Japan Elevator Service Holdings Company Ltd.	2.7%
Monolithic Power Systems, Inc.	2.5%
Visional Inc	2.4%
JTC plc	2.0%
Silergy Corp	1.8%
Pinnacle Investment Management Group	1.7%
Littelfuse, Inc.	1.7%
Burlington Stores, Inc.	1.7%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Industries	16.7%
Technology Services	2.1%
Insurance	2.2%
Industrial Intermediate Prod	2.6%
Institutional Financial Services	2.9%
Commercial Support Services	2.9%
Health Care Facilities & Services	3.4%
Machinery	3.6%
Biotech & Pharma	4.6%
Asset Management	5.2%
Medical Equipment & Devices	5.2%
Engineering & Construction	6.0%
Industrial Support Services	6.7%
Technology Hardware	7.1%
Electrical Equipment	7.4%
Semiconductors	9.1%
Software	11.5%

Sector Weighting (% of Net Assets)

Value	Value
Technology	30.3%
Industrials	29.7%
Health Care	13.3%
Financials	12.9%
Consumer Discretionary	5.4%
Communications	2.3%
Materials	2.0%
Consumer Staples	2.0%
Listed Private Equity Investments	0.9%
Real Estate	0.8%
Liabilities in Excess of Other Assets	-0.1%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GGSOX

Grandeur Peak Global Stalwarts Fund - Investor Class (GGSOX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak International Opportunities Fund

Institutional Class (GPIIX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$243,913,561
Number of Portfolio Holdings	102
Advisory Fee	$1,622,597
Portfolio Turnover	16%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Countries	23.2%
Sweden	3.6%
France	3.7%
Taiwan	3.9%
India	4.1%
China	4.2%
Australia	4.2%
Italy	4.9%
Germany	5.1%
Japan	20.2%
United Kingdom	20.5%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Volution Group PLC	3.1%
JTC plc	3.0%
Interpump Group SpA	2.5%
Visional Inc	2.3%
Virbac S.A.	2.2%
Silergy Corp	2.0%
Integral Corp	1.9%
Melexis NV	1.8%
Recordati SpA	1.6%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	17.5%
Specialty Finance	2.2%
Health Care Facilities & Services	3.0%
Banking	3.1%
Automotive	3.3%
Medical Equipment & Devices	3.4%
Machinery	3.5%
Retail - Consumer Staples	3.8%
Software	4.0%
Industrial Support Services	4.5%
Biotech & Pharma	4.9%
Technology Hardware	5.7%
Technology Services	5.8%
Electrical Equipment	6.3%
Semiconductors	7.4%
Commercial Support Services	9.4%
Asset Management	10.0%

Sector Weighting (% of Net Assets)

Value	Value
Industrials	27.8%
Technology	22.9%
Financials	15.3%
Health Care	11.3%
Consumer Discretionary	8.5%
Consumer Staples	5.1%
Real Estate	3.2%
Communications	1.4%
Materials	1.2%
Energy	0.9%
Other Assets in Excess of Liabilities	1.5%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPIIX

Grandeur Peak International Opportunities Fund - Institutional Class  (GPIIX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak International Opportunities Fund

Investor Class (GPIOX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak International Opportunities Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$243,913,561
Number of Portfolio Holdings	102
Advisory Fee	$1,622,597
Portfolio Turnover	16%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Countries	23.2%
Sweden	3.6%
France	3.7%
Taiwan	3.9%
India	4.1%
China	4.2%
Australia	4.2%
Italy	4.9%
Germany	5.1%
Japan	20.2%
United Kingdom	20.5%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Volution Group PLC	3.1%
JTC plc	3.0%
Interpump Group SpA	2.5%
Visional Inc	2.3%
Virbac S.A.	2.2%
Silergy Corp	2.0%
Integral Corp	1.9%
Melexis NV	1.8%
Recordati SpA	1.6%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Other Industries	17.5%
Specialty Finance	2.2%
Health Care Facilities & Services	3.0%
Banking	3.1%
Automotive	3.3%
Medical Equipment & Devices	3.4%
Machinery	3.5%
Retail - Consumer Staples	3.8%
Software	4.0%
Industrial Support Services	4.5%
Biotech & Pharma	4.9%
Technology Hardware	5.7%
Technology Services	5.8%
Electrical Equipment	6.3%
Semiconductors	7.4%
Commercial Support Services	9.4%
Asset Management	10.0%

Sector Weighting (% of Net Assets)

Value	Value
Industrials	27.8%
Technology	22.9%
Financials	15.3%
Health Care	11.3%
Consumer Discretionary	8.5%
Consumer Staples	5.1%
Real Estate	3.2%
Communications	1.4%
Materials	1.2%
Energy	0.9%
Other Assets in Excess of Liabilities	1.5%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GPIOX

Grandeur Peak International Opportunities Fund - Investor Class (GPIOX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak International Stalwarts Fund

Institutional Class (GISYX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$1,343,933,247
Number of Portfolio Holdings	92
Advisory Fee	$5,308,518
Portfolio Turnover	33%

Country Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Other Countries	27.5%
Australia	4.1%
Italy	4.9%
United States	5.1%
Canada	5.2%
India	5.5%
Netherlands	6.2%
Taiwan	6.6%
Sweden	8.5%
United Kingdom	12.4%
Japan	13.3%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Japan Elevator Service Holdings Company Ltd.	3.2%
Visional Inc	3.0%
Monolithic Power Systems, Inc.	2.4%
JTC plc	2.2%
Pinnacle Investment Management Group	2.2%
Recordati SpA	2.2%
Melexis NV	2.0%
IMCD N.V.	1.9%
Interpump Group SpA	1.9%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Technology	30.7%
Industrials	30.5%
Health Care	11.4%
Financials	10.2%
Consumer Discretionary	6.1%
Communications	3.0%
Consumer Staples	2.9%
Materials	2.6%
Real Estate	2.0%
Liabilities in Excess of Other Assets	-0.5%

Sector Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Real Estate	2.0%
Materials	2.6%
Consumer Staples	2.9%
Communications	3.0%
Consumer Discretionary	6.1%
Financials	10.2%
Health Care	11.4%
Industrials	30.5%
Technology	30.7%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GISYX

Grandeur Peak International Stalwarts Fund - Institutional Class  (GISYX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak International Stalwarts Fund

Investor Class (GISOX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak International Stalwarts Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$1,343,933,247
Number of Portfolio Holdings	92
Advisory Fee	$5,308,518
Portfolio Turnover	33%

Country Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Other Countries	27.5%
Australia	4.1%
Italy	4.9%
United States	5.1%
Canada	5.2%
India	5.5%
Netherlands	6.2%
Taiwan	6.6%
Sweden	8.5%
United Kingdom	12.4%
Japan	13.3%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Diploma plc	3.3%
Japan Elevator Service Holdings Company Ltd.	3.2%
Visional Inc	3.0%
Monolithic Power Systems, Inc.	2.4%
JTC plc	2.2%
Pinnacle Investment Management Group	2.2%
Recordati SpA	2.2%
Melexis NV	2.0%
IMCD N.V.	1.9%
Interpump Group SpA	1.9%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Technology	30.7%
Industrials	30.5%
Health Care	11.4%
Financials	10.2%
Consumer Discretionary	6.1%
Communications	3.0%
Consumer Staples	2.9%
Materials	2.6%
Real Estate	2.0%
Liabilities in Excess of Other Assets	-0.5%

Sector Weighting (% of Net Assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Real Estate	2.0%
Materials	2.6%
Consumer Staples	2.9%
Communications	3.0%
Consumer Discretionary	6.1%
Financials	10.2%
Health Care	11.4%
Industrials	30.5%
Technology	30.7%

Go Paperless! Update your communication preferences on our website at grandeurpeakglobal.com/literature, or call 1-855-377-7325 (PEAK).

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GISOX

Grandeur Peak International Stalwarts Fund - Investor Class (GISOX)

Semi-Annual Shareholder Report - October 31, 2025

Grandeur Peak US Stalwarts Fund

Institutional Class (GUSYX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grandeur Peak US Stalwarts Fund for the period from May 1, 2025 to October 31, 2025. You can find additional information about the Fund at grandeurpeakglobal.com/literature. You may also request this information by contacting us at 1-855-377-7325 (PEAK).

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the latest management letter and Fund performance please visit grandeurpeakglobal.com/literature.

Fund Statistics

Net Assets	$137,147,586
Number of Portfolio Holdings	69
Advisory Fee	$487,052
Portfolio Turnover	37%

Country Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Mexico	1.5%
Canada	1.7%
Israel	2.0%
United Kingdom	3.4%
United States	87.5%

Top 10 Holdings (% of Net Assets)

Holding Name	% of Net Assets
Primoris Services Corporation	4.7%
Monolithic Power Systems, Inc.	3.9%
Mama's Creations Incorporated	3.2%
Littelfuse, Inc.	3.0%
Core & Main, Inc., Class A	2.7%
Burlington Stores, Inc.	2.6%
Marex Group PLC	2.4%
LeMaitre Vascular, Inc.	2.3%
Pjt Partners, Inc., Class A	2.2%
Zscaler, Inc.	2.2%

What did the Fund invest in?

Industry Weighting (% of Net Assets)

Value	Value
Other Assets in Excess of Liabilities	2.0%
Other Industries	9.9%
Leisure Facilities & Services	2.6%
Industrial Support Services	2.7%
Asset Management	2.9%
Health Care Facilities & Services	3.0%
Specialty Finance	3.1%
Technology Services	3.1%
Food	3.2%
Insurance	3.7%
Retail - Discretionary	4.7%
Machinery	5.0%
Electrical Equipment	6.1%
Institutional Financial Services	7.2%
Engineering & Construction	7.6%
Semiconductors	8.3%
Medical Equipment & Devices	8.7%
Software	14.3%

Sector Weighting (% of Net Assets)

Value	Value
Technology	27.4%
Industrials	24.4%
Financials	16.9%
Health Care	11.7%
Consumer Discretionary	9.4%
Consumer Staples	3.2%
Materials	1.8%
Communications	1.0%
Listed Private Equity Investments	0.3%
Other Assets in Excess of Liabilities	2.0%

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Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (grandeurpeakglobal.com/literature), including the Fund's:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 103125-GUSYX

Grandeur Peak US Stalwarts Fund - Institutional Class (GUSYX)

Semi-Annual Shareholder Report - October 31, 2025

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

TABLE OF CONTENTS

Portfolio of Investments
Grandeur Peak Emerging Markets Opportunities Fund	1
Grandeur Peak Global Contrarian Fund	3
Grandeur Peak Global Explorer Fund	5
Grandeur Peak Global Micro Cap Fund	6
Grandeur Peak Global Opportunities Fund	8
Grandeur Peak Global Reach Fund	10
Grandeur Peak Global Stalwarts Fund	13
Grandeur Peak International Opportunities Fund	15
Grandeur Peak International Stalwarts Fund	17
Grandeur Peak US Stalwarts Fund	19
Statements of Assets and Liabilities	20
Statements of Operations	22
Statement of Changes in Net Assets
Grandeur Peak Emerging Markets Opportunities Fund	24
Grandeur Peak Global Contrarian Fund	25
Grandeur Peak Global Explorer Fund	26
Grandeur Peak Global Micro Cap Fund	27
Grandeur Peak Global Opportunities Fund	28
Grandeur Peak Global Reach Fund	29
Grandeur Peak Global Stalwarts Fund	30
Grandeur Peak International Opportunities Fund	31
Grandeur Peak International Stalwarts Fund	32
Grandeur Peak US Stalwarts Fund	33
Financial Highlights
Grandeur Peak Emerging Markets Opportunities Fund	34
Grandeur Peak Global Contrarian Fund	36
Grandeur Peak Global Explorer Fund	37
Grandeur Peak Global Micro Cap Fund	38
Grandeur Peak Global Opportunities Fund	39
Grandeur Peak Global Reach Fund	41
Grandeur Peak Global Stalwarts Fund	43
Grandeur Peak International Opportunities Fund	45
Grandeur Peak International Stalwarts Fund	47
Grandeur Peak US Stalwarts Fund	49
Notes to Financial Statements	50
Additional Information	64

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.22%
Brazil — 4.96%
Grupo Mateus SA	937,800	$1,122,612
LWSA SA	850,600	621,372
Patria Investments Limited	56,059	816,780
Track & Field Co SA	326,400	1,094,512
Vivara Participacoes S.A.(a)	65,700	381,392
Weg SA(a)	69,800	545,836
		4,582,504
China — 10.74%
ANTA Sports Products Ltd.	99,200	1,034,041
Beijing Huafeng Test & Control(a)	49,092	1,379,837
Bosideng International Holdings, Ltd.	2,430,000	1,488,518
Centre Testing Int	693,400	1,389,255
DPC Dash LTD. 144A(a)(b)(c)	142,100	1,612,886
Shenzhen New Industries Biomed(a)	77,980	668,331
Silergy Corp(a)	324,288	2,343,579
		9,916,447
Greece — 0.83%
Sarantis SA	52,578	764,881

Hong Kong — 3.01%
Plover Bay Tech(b)	1,772,500	1,464,409
Techtronic Industries Co Limited	112,613	1,315,877
		2,780,286
India — 18.17%
Anant Raj Ltd.(a)	101,738	738,646
Cartrade Tech Ltd(a)	17,384	591,402
City Union Bank Ltd	211,870	545,854
Gulf Oil Lubricants India Ltd.	187,415	2,611,570
Home First Finance Co India Lt 144A (b)(c)	89,854	1,209,872
Indigo Paints Ltd	14,997	168,950
Jubilant Foodworks Ltd(a)	62,305	419,675
Jupiter Life Line Hospitals Lt	31,641	566,214
LT Foods Ltd	273,233	1,294,485
Mankind Pharma Ltd.	17,777	477,488
Motherson Sumi Wiring India Lt	3,687,625	1,961,456
PB Fintech Ltd(a)	24,779	498,445
Prudent Corporate Advisory Ser	32,688	941,157
Rainbow Children’s Medicare Lt	41,417	639,009
SJS Enterprises Ltd	112,869	2,053,102
Supriya Lifescience Ltd	66,285	580,201
Varun Beverages Ltd.(a)	139,516	738,238
Vimta Labs Ltd(a)	89,747	733,492
		16,769,256
Indonesia — 4. 89%
Arwana Citramulia Tbk P.T.(a)	13,290,600	439,398
Bank Central Asia Tbk P.T.	1,524,700	781,322
Cisarua Mountain Dairy PT TBK	4,634,500	1,580,957
Mastersystem Infotama PT(a)	5,229,900	441,693
Selamat Sempurna Tbk PT	11,030,200	1,273,021
		4,516,391
Malaysia — 1.53%
Frontken Corporation Bhd.	1,311,700	1,414,536
	Shares	Fair Value
COMMON STOCKS — 99.22% (continued)
Mexico — 10.00%
Arca Continental S.A.B. de C.V.	105,400	$1,019,894
BBB Foods Inc (a)	28,166	769,495
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	39,987	1,214,405
Corporativo Fragua SAB de CV(a)	45,341	1,317,801
GCC S.A.B. de C.V. 144A(b)(c)	79,000	758,229
Grupo Financiero Banorte SAB de CV	96,100	902,127
Regional SAB de CV	331,000	2,452,142
Walmart de México SAB de CV(a)	241,000	797,747
		9,231,840
Philippines — 3.73%
International Container Terminal Services, Inc.(a)	172,500	1,557,496
Philippine Seven Corp	1,582,100	1,110,435
Puregold Price Club, Inc.	1,200,600	779,265
		3,447,196
Poland — 4.41%
Auto Partner SA	155,118	756,837
Dino Polska SA 144A(a)(b)(c)	100,079	1,194,184
Inter Cars SA	6,829	1,020,661
Shoper Spolka Akcyjna	76,677	1,100,339
		4,072,021
Saudi Arabia — 0.89%
Rasan Information Technology Company(a)	28,086	823,790

Singapore — 1.55%
iFAST Corp Ltd.	105,500	785,384
Riverstone Holdings Ltd.	935,800	647,040
		1,432,424
South Korea — 11.38%
Eo Technics Co Ltd(a)	2,902	479,387
FNS Tech Co Ltd(a)	193,928	1,794,524
HD Hyundai Marine Solution Co	6,608	1,112,403
HPSP Company Ltd.(a)	88,125	2,134,286
iFamilySC Co Ltd	80,396	999,998
Kinx Inc.(a)	23,559	1,533,617
LEENO Industrial Inc.(a)	21,698	876,340
Pumtech Korea Company Ltd. (a)	16,144	600,044
S&S Tech Corp(a)	24,904	977,933
		10,508,532
Taiwan — 17.63%
91APP Inc	473,000	1,107,682
Acer E-Enabling Service Business	173,000	1,292,387
Airtac International Group(a)	37,000	1,094,810
Asia Vital Components Co., Ltd.	89,000	4,119,299
ASPEED Technology, Inc.	10,000	1,776,666
Gem Services Inc	336,000	889,437
Hon Precision, Inc.(a)	11,000	896,778
Jentech Precision Industrial Co., Ltd.(a)	10,000	691,828
Sporton International, Inc.	437,918	2,546,035
Voltronic Power Technology	47,108	1,851,393
		16,266,315
United Arab Emirates — 1.78%
Americana Restaurants Intl(a)	1,055,674	600,680
Spinneys 1961 Holding PLC	2,393,897	1,042,780
		1,643,460

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
October 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.22% (continued)
Vietnam — 3.72%
Asia Commercial Bank JSC	1,796,459	$1,746,662
Hoa Phat Group JSC(a)	656,180	668,014
Vietnam Technological & Comm Joint-stock Bank	760,638	1,017,974
		3,432,650
Total Common Stocks (Cost $65,583,225)		91,602,529

Total Common Stocks/ Investments — 99.22%
(Cost $65,583,225)		91,602,529

Other Assets in Excess of Liabilities — 0.78%		716,024

NET ASSETS — 100.00%		$92,318,553

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2025, these securities had a total aggregate market value of $6,239,580 representing 6.76% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total aggregate market value of $4,775,171, representing 5.17% of net assets.

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 100.04%
Australia — 5. 95%
Fiducian Group Ltd	235,624	$1,873,336
IPD Group Ltd/Australia	326,819	787,000
Kogan.com Ltd	592,435	1,232,786
MA Financial Group Ltd	473,917	2,980,200
Navigator Global Investments Limited	1,114,591	1,816,079
		8,689,401
Belgium — 3.05%
Melexis NV	30,856	2,223,055
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	352,219	2,233,089
		4,456,144
Brazil — 3.45%
Armac Locacao Logistica	932,300	641,197
Grupo Mateus SA	732,400	876,734
Patria Investments Limited	153,869	2,241,872
Track & Field Co. SA	380,400	1,275,589
		5,035,392
Canada — 2.45%
BioSyent Inc	123,987	972,412
CCL Industries,Inc., Class B(a)	27,500	1,534,064
Winpak Ltd.	35,083	1,076,090
		3,582,566
China — 4.63%
Alibaba.Com Limited	94,100	1,999,299
Bosideng International Holdings, Ltd.	2,056,300	1,259,605
Chaoju Eye Ca Holdings Ltd 144A(b)(c)	4,264,000	1,393,772
Silergy Corporation(a)	148,000	1,069,573
TK Gr oup Holdings Ltd	3,188,883	1,046,453
		6,768,702
France — 3.17%
Thermador Groupe	9,219	811,910
Virbac S.A.	7,752	3,167,820
Wavestone(a)	10,817	643,409
		4,623,139
Germany — 2.24%
Dermapharm Holding SE(a)	39,507	1,555,232
Elmos Semiconductor AG	18,222	1,718,225
		3,273,457
Hong Kong — 1.04%
Plover Bay Tech(b)	1,833,439	1,514,755

Indonesia — 2.53%
Aspirasi Hidup Ind	42,869,900	1,144,159
Hartadinata Abadi Tbk PT	24,507,800	1,870,937
Mastersystem Infotama PT(a)	8,098,700	683,979
		3,699,075
Ireland — 1.09%
ICON plc(a)	9,273	1,593,287

Italy — 4.15%
Diasorin SPA(a)	21,221	1,876,254
Interpump Group SpA	65,946	3,398,025
Sanlorenzo SpA/Ameglia(a)	20,289	792,850
		6,067,129
Japan — 12.55%
Central Automotive NPV	146,700	1,710,629
Charm Care Corp KK(a)	200,400	1,417,431
	Shares	Fair Value
COMMON STOCKS — 100.04% (continued)
Japan — 12.55% (continued)
Halows Company Ltd.	36,500	$1,036,212
Integral Corp	43,900	975,670
Kitz Corp	113,500	1,274,884
Mani, Inc.(a)	113,600	1,087,296
Plus Alpha Consulting	66,100	1,016,118
Rise Consulting Group Inc	317,800	1,822,987
System Support, Inc.	141,700	2,799,849
Syuppin Company, Ltd.(a)	189,200	1,562,886
Totech Corp	52,200	1,080,535
ULS Group Inc	528,000	2,542,234
		18,326,731
Luxembourg — 1.33%
Eurofins Scientific S.E.(a)	27,625	1,946,965

Mexico — 3.25%
GCC S.A.B. de C.V. 144A(b)(c)	191,500	1,837,984
Regional SAB de CV	177,400	1,314,230
Walmart de México SAB de CV(a)	479,800	1,588,212
		4,740,426
Netherlands — 1.58%
Flow Traders Ltd. 144A(a)(b)(c)	43,956	1,208,980
IMCD N.V.(a)	10,581	1,097,497
		2,306,477
Philippines — 1.19%
Philippine Seven Corp(a)	1,010,000	708,893
Pryce Corp	1,223,600	270,568
Puregold Price Club, Inc.	1,173,200	761,480
		1,740,941
Poland — 1.69%
Auto Partner SA	268,283	1,308,981
Inter Cars SA	7,794	1,164,890
		2,473,871
Singapore — 1.93%
Riverstone Holdings Ltd.	4,079,375	2,820,603

South Korea — 0.96%
iFamilySC Co Ltd	112,828	1,403,400

Sweden — 1.67%
RVRC Holding AB(a)	183,225	1,254,513
Sdiptech AB(a)	59,527	1,186,689
		2,441,202
Taiwan — 2.80%
Acer E-Enabling Service Business	270,000	2,017,020
Gem Services, Inc.(a)	372,000	984,734
Sinbon Electronics Co., Ltd.(a)	159,000	1,092,260
		4,094,014
United Arab Emirates — 0.65%
Spinneys 1961 Holding PLC(a)	2,164,780	942,977

United Kingdom — 12.74%
Ashtead Technology Holdings plc(a)	307,294	1,322,055
B & M European Value Retail SA	1,728,095	4,078,297
CVS Group plc(a)	194,694	3,176,569
FRP Advisory Group PLC	755,041	1,443,170
Hill & Smith Holdings plc	46,708	1,322,278

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
October 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 100.04% (continued)
United Kingdom — 12.74% (continued)
Kitwave Group Plc	255,608	$721,933
Marex Group PLC	86,171	2,615,290
Pollen Street Group Ltd	189,360	2,203,972
Renew Holdings PLC	142,216	1,729,990
		18,613,554
United States — 21.84%
4imprint Group PLC	33,516	1,466,157
Abacus Life Inc(a)	240,402	1,206,818
Amkor Technology, Inc.	33,950	1,095,906
Arizona Sonoran Copper Company, Inc.(a)	489,689	1,379,111
AtriCure, Inc.(a)	31,709	1,095,546
Burford Capital Ltd	142,966	1,422,512
Crawford United Corporation(a)	9,037	684,282
Crocs, Inc.(a)	9,664	789,452
Dollar General Corporation	41,748	4,118,857
Five Below, Inc.(a)	7,605	1,196,038
Gentex Corporation	46,754	1,096,381
Grocery Outlet Holding Corporation(a)	80,850	1,100,369
Hackett Group, Inc. (The)	50,865	921,165
Haemonetics Corporation(a)	14,822	741,248
Littelfuse, Inc.	6,827	1,661,077
Neogen Corporation(a)	183,237	1,130,572
P10 Inc	246,350	2,502,916
Perella Weinberg Partners	93,275	1,742,377
Robert Half International, Inc.(a)	27,898	730,649
RxSight, Inc.(a)	142,168	1,249,656
SPS Commerce, Inc.(a)	13,566	1,115,668
Upwork, Inc.(a)	79,806	1,272,108
YETI Holdings, Inc.(a)	63,781	2,167,916
		31,886,781
Vietnam — 2.11%
Asia Commercial Bank JSC	1,754,650	1,706,012
Vietnam Technological & Comm Joint- stock Bank	1,033,600	1,383,283
		3,089,295
Total Common Stocks (Cost $129,313,138)		146,130,284

Total Common Stocks/ Investments — 100.04%
(Cost $129,313,138)		146,130,284

Liabilities in Excess of Other Assets — (0.04)%		(62,727)

NET ASSETS — 100.00%		$146,067,557

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2025, these securities had a total aggregate market value of $8,188,580, representing 5.61% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total aggregate market value of $6,673,825, representing 4.57% of net assets.

Grandeur Peak Global Explorer Fund	Portfolio of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.26%
Australia — 5.49%
HUB24 Ltd.(a)	3,656	$273,111
Pinnacle Investment Management Group	30,152	389,873
		662,984
Belgium — 2.54%
Melexis NV	4,251	306,268

China — 1.98%
Silergy Corp(a)	33,000	238,486

France — 2.19%
Virbac S.A.	648	264,802

India — 6.02%
Cartrade Tech Ltd(a)	4,652	158,261
Jubilant Foodworks Ltd(a)	16,869	113,626
PB Fintech Ltd(a)	10,411	209,424
Varun Beverages Ltd.(a)	46,321	245,104
		726,415
Israel — 2.15%
CSW Industrials, Inc.	1,039	260,186

Italy — 8.31%
Diasorin SPA	2,006	177,360
Interpump Group SpA	6,955	358,374
Moncler S.p.A.	3,912	234,494
Recordati SpA	3,927	233,130
		1,003,358
Japan — 7.14%
Japan Elevator Service Holdings Company Ltd.(a)	26,200	308,996
Maruwa Co Ltd/Aichi	600	170,803
Visional Inc(a)	5,500	382,592
		862,391
Luxembourg — 1.94%
Eurofins Scientific S.E.(a)	3,330	234,693

Mexico — 2.00%
BBB Foods Inc(a)	8,824	241,072

Netherlands — 1.86%
Redcare Pharmacy N.V. 144A(a)(b)(c)	2,746	224,903

Norway — 0.37%
Medistim ASA	1,654	44,577

Philippines — 1.65%
International Container Terminal Services, Inc.(a)	22,100	199,540

South Korea — 2.41%
HPSP Company Ltd.(a)	12,031	291,377

Sweden — 4.87%
AddTech AB(a)	9,360	317,231
Idun Industrier AB	939	36,766
	Shares	Fair Value
COMMON STOCKS — 97.26% (continued)
Sweden — 4.87% (continued)
Vimian Group AB(a)	73,888	$233,779
		587,776
Switzerland — 1.38%
Ypsomed Holding AG(a)	426	166,768

Taiwan — 4.86%
Asia Vital Components Co., Ltd.	5,000	231,421
ASPEED Technology, Inc.(a)	2,000	355,334
		586,755
United Kingdom — 15.07%
B & M European Value Retail SA	68,082	160,673
Diploma plc	7,594	559,651
Games Workshop Group plc	1,530	320,178
Hill & Smith Holdings plc	9,432	267,015
JTC plc 144A(b)(c)	13,708	234,820
Marex Group PLC	9,156	277,885
		1,820,222
United States — 25.03%
4imprint Group PLC	2,773	121,305
Bio-Techne Corporation	4,587	287,008
Cloudflare, Inc., Class A(a)	803	203,400
Core & Main, Inc., Class A(a)	743	38,770
Crowdstrike Holdings, Inc., Class A(a)	535	290,510
DexCom, Inc.(a)	3,545	206,390
Freshpet, Inc.(a)	6,823	335,760
JFrog Ltd.(a)	8,076	383,448
Monolithic Power Systems, Inc.	297	298,485
Pjt Partners, Inc., Class A(a)	1,665	268,248
Primoris Services Corporation	2,291	324,222
Ryan Specialty Group Holdings, Inc.	4,817	263,972
		3,021,518
Total Common Stocks (Cost $11,431,972)		11,744,091

Total Common Stocks/ Investments — 97.26%
(Cost $11,431,972)		11,744,091

Other Assets in Excess of Liabilities — 2.74%		330,677

NET ASSETS — 100.00%		$12,074,768

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2025, these securities had a total aggregate market value of $459,723, representing 3.81% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total aggregate market value of $459,723, representing 3.81% of net assets.

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.01%
Australia — 7.00%
Fiducian Group Ltd	80,199	$637,625
IPD Group Ltd/Australia	244,615	589,048
Kelly Partners Group Holdings(a)	31,032	193,925
Kogan.com Ltd	383,425	797,861
MA Financial Group Ltd	103,418	650,338
Navigator Global Investments Limited	228,258	371,916
		3,240,713
Belgium — 0.86%
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	62,615	396,983

Brazil — 1.56%
Armac Locacao Logistica	101,300	69,670
BR Advisory Partners	74,100	267,624
Track & Field Co SA	114,100	382,610
		719,904
Canada — 2.10%
BioSyent Inc	48,100	377,241
Mainstreet Equity Corporation(a)	2,646	356,108
Vitalhub Corporation(a)	30,600	239,119
		972,468
China — 0.52%
DPC Dash Ltd. 144A(a)(c)	21,000	238,358

Finland — 0.39%
Revenio Group Oyj(a)	6,394	178,369

France — 2.35%
Neurones SA	4,051	183,988
Sidetrade(a)	713	189,037
Thermador Groupe(a)	4,607	405,735
Wavestone	5,180	308,113
		1,086,873
Germany — 0.58%
Mensch und Maschine Software SE	5,555	266,704

Greece — 2.05%
Kri-Kri Milk Industry SA	21,493	488,083
Sarantis SA	31,522	458,568
		946,651
Hong Kong — 0.59%
Plover Bay Tech(b)	331,900	274,210

India — 6.10%
Aditya Vision Ltd(a)	43,300	280,050
Dr Agarwal’s Eye Hospital Ltd	3,024	178,383
Gulf Oil Lubricants India Ltd.	34,095	475,104
Indigo Paints Ltd	26,458	298,065
SJS Enterprises Ltd	15,525	282,402
Supriya Lifescience Ltd	19,000	166,309
Vaibhav Global Ltd	80,463	244,017
Vimta Labs Ltd	71,254	582,351
Yatharth Hospital(a)	34,960	313,631
		2,820,312
Indonesia — 1.81%
Arwana Citramulia Tbk P.T.(a)	3,364,400	111,230
Hartadinata Abadi Tbk PT	6,034,700	460,692
	Shares	Fair Value
COMMON STOCKS — 99.01% (continued)
Indonesia — 1.81%(continued)
Selamat Sempurna Tbk PT	2,309,700	$266,568
		838,490
Italy — 0.70%
Pharmanutra SpA	6,049	322,846

Japan — 23.24%
AZOOM Co Ltd	24,600	767,818
Bengo4.com Inc(a)	43,400	858,949
BuySell Technologies Company Ltd.(a)	10,100	221,849
Charm Care Corp KK	102,100	722,154
eWeLL Co Ltd(a)	19,100	343,809
Hennge KK	77,000	732,990
Insource Co Ltd	36,100	204,737
Integral Corp	16,400	364,487
Japan System Techniques	34,400	477,917
MarkLines Company Ltd.(a)	23,000	295,509
Oro Co Ltd(a)	38,800	592,926
Plus Alpha Consulting Company Ltd.	19,300	296,688
Rise Consulting Group Inc	72,900	418,174
SIGMAXYZ Holdings Inc(a)	62,200	353,567
Sun* Inc(a)	65,200	183,195
System Support, Inc.	64,400	1,272,480
Syuppin Company, Ltd.(a)	52,700	435,328
Timee Inc(a)	46,600	451,767
ULS Group Inc	281,000	1,352,968
User Local Inc	9,000	114,583
YMIRLINK Inc(a)	32,600	296,369
		10,758,264
Luxembourg — 0.68%
Sword Group(a)	7,482	316,530

Norway — 1.15%
Medistim ASA	10,500	282,987
SmartCraft ASA 144A(a)(b)(c)	98,296	248,423
		531,410
Philippines — 0.24%
Pryce Corp	507,000	112,110

Poland — 1.47%
Auto Partner SA	77,576	378,501
Shoper Spolka Akcyjna	20,858	299,319
		677,820
Singapore — 1.26%
Riverstone Holdings Ltd.	841,725	581,994

South Korea — 1.45%
FNS Tech Co Ltd(a)	54,887	507,900
Kinx Inc.(a)	2,500	162,742
		670,642
Sweden — 7.34%
Idun Industrier AB	9,600	375,887
Momentum Group AB	20,800	355,981
RVRC Holding AB(a)	45,828	313,777
Sdiptech AB(a)	22,232	443,202
Swedencare AB(a)	218,921	884,833
Swedish Logistic(a)	105,935	466,636

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments
October 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.01% (continued)
Sweden — 7.34% (continued)
Vitec Software Group	15,800	$553,124
		3,393,440
Taiwan — 2.40%
Acer E-Enabling Service Business	56,000	418,344
Gem Services Inc	145,000	383,835
Sporton International, Inc.	52,699	306,390
		1,108,569
United Kingdom — 12.54%
AB Dynamics PLC	18,515	307,679
Advanced Medical Solutions Group	228,588	645,619
Ashtead Technology Holdings plc	47,686	205,157
CVS Group plc(a)	65,938	1,075,825
Elixirr International PLC	92,586	1,026,530
Franchise Brands PLC	180,242	299,523
FRP Advisory Group PLC	130,314	249,080
Kitwave Group Plc	52,830	149,212
Pollen Street Group Ltd	47,906	557,580
Tatton Asset Management	38,442	375,719
Victorian Plumbing Group PLC	271,436	270,997
Volution Group PLC(a)	57,773	498,625
Warpaint London plc	44,163	139,237
		5,800,783
United States — 20.63%
Arizona Sonoran Copper Company, Inc.(a)	197,351	555,799
Barrett Business Services, Inc.	15,345	621,012
Bowman Consulting Group Limited(a)	20,518	888,224
Crawford United Corporation(a)	4,616	349,524
Esquire Financial Holdings, Inc.	7,091	665,136
Fatpipe Inc/UT(a)	24,470	100,327
Figs, Inc., Class A(a)	38,338	286,001
Global Industrial Company	7,586	215,594
Hackett Group, Inc. (The)	33,010	597,811
Iradimed Corporation	4,904	376,676
Kura Sushi USA, Inc.(a)	5,276	300,363
Mama’s Creations Incorporated(a)	144,525	1,530,520
M-Tron Industries, Inc.(a)	4,400	242,528
Pennant Group, Inc. (The)(a)	58,150	1,438,049
Red Violet, Inc.(a)	5,765	309,177
RxSight, Inc.(a)	56,793	499,210
The Joint Corporation(a)	17,690	139,574
The Lovesac Company(a)	14,140	196,122
Treace Medical(a)	37,399	238,980
		9,550,627
Total Common Stocks (Cost $36,828,140)		45,805,070

Total Common Stocks/ Investments — 99.01%
(Cost $36,828,140)		45,805,070

Other Assets in Excess of Liabilities — 0.99%		458,283

NET ASSETS — 100.00%		$46,263,353
(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2025, these securities had a total aggregate market value of $919,616, representing 1.99% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total aggregate market value of $883,764, representing 1.91% of net assets.

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.71%
Australia — 3. 88%
IPD Group Ltd/Australia	598,836	$1,442,034
MA Financial Group Ltd	714,426	4,492,628
Pinnacle Investment Management Group	433,428	5,604,330
Qualitas Ltd(b)	1,791,985	4,303,484
		15,842,476
Belgium — 2.78%
Melexis NV	106,659	7,684,366
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	575,649	3,649,648
		11,334,014
Brazil — 0.48%
Grupo Mateus SA	1,624,200	1,944,282

Canada — 1.88%
Aritzia Inc(a)	63,761	4,453,792
Richelieu Hardware, Ltd.	117,688	3,226,340
		7,680,132
China — 1.42%
Silergy Corp(a)	800,008	5,781,531

France — 3.62%
Thermador Groupe(a)	23,112	2,035,455
Virbac S.A.	26,238	10,722,041
Wavestone	33,806	2,010,824
		14,768,320
Germany — 2.24%
Dermapharm Holding SE	107,183	4,219,365
Elmos Semiconductor AG	52,345	4,935,817
		9,155,182
India — 3.07%
Anant Raj Ltd.(a)	268,000	1,945,755
Cartrade Tech Ltd(a)	71,000	2,415,412
Gulf Oil Lubricants India Ltd.	206,082	2,871,689
Indigo Pa ints Ltd	61,173	689,151
SJS Enterprises Ltd	253,718	4,615,165
		12,537,172
Indonesia — 1. 04%
Arwana Citramulia Tbk P.T.	31,591,169	1,044,430
Aspirasi Hidup Ind	58,356,925	1,557,495
Selamat Sempurna Tbk PT	14,317,600	1,652,428
		4,254,353
Italy — 5.67%
Diasorin SPA	62,627	5,537,165
Interpump Group SpA	221,726	11,424,960
Recordati SpA	104,248	6,188,786
		23,150,911
Japan — 14.94%
AZOOM Co Ltd(a)	60,800	1,897,694
BayCurrent Consulting, Inc.	39,826	1,825,814
eWeLL Co Ltd(a)	123,930	2,230,800
Hennge KK	483,102	4,598,821
Insource Co Ltd	667,926	3,788,065
Integral Corp	245,436	5,454,770
Japan Elevator Service Ho ldings Company Ltd.	431,080	5,084,051
Kandenko Company Ltd.(a)	74,300	2,274,219
Kitz Corp	425,884	4,783,723
	Shares	Fair Value
COMMON STOCKS — 98.71% (continued)
Japan — 14.94% (continued)
Kotobuki Spirits Co Ltd(a)	173,600	$2,082,317
Mani, Inc.(a)	319,500	3,058,021
MarkLines Company Ltd.(a)	226,804	2,914,027
Rakus Co Ltd(a)	320,000	2,589,370
Rise Consulting Group Inc	484,340	2,778,307
SIGMAXYZ Holdings Inc(a)	254,400	1,446,102
Timee Inc(a)	146,100	1,416,376
ULS Group Inc	643,650	3,099,069
Visional Inc(a)	138,823	9,656,815
		60,978,361
Luxembourg — 1.68%
Eurofins Scientific S.E.(a)	80,096	5,645,036
Sword Group(a)	28,430	1,202,745
		6,847,781
Mexico — 1.62%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	76,071	2,310,276
Regional SAB de CV	579,002	4,289,412
		6,599,688
Netherlands — 1.87%
Allfunds Group PLC	649,534	4,941,699
IMCD N.V.(a)	3,900	404,521
Redcare Pharmacy N.V. 144A(a)(b)(c)	28,070	2,298,990
		7,645,210
Poland — 0.85%
Dino Polska SA 144A(a)(b)(c)	291,613	3,479,648

Singapore — 0.89%
Riverstone Holdings Ltd.	5,247,842	3,628,516

South Korea — 0.50%
LEENO Industrial Inc.(a)	50,766	2,050,340

Sweden — 4.16%
AddTech AB	82,607	2,799,728
Momentum Group AB	140,175	2,399,021
Sdiptech AB(a)	197,509	3,937,403
Swedencare AB(a)	573,191	2,316,720
Vimian Group AB(a)	1,750,956	5,539,968
		16,992,840
Taiwan — 1.48%
Sporton International, Inc.	684,151	3,977,622
Voltronic Power Technology Corporation	52,000	2,043,653
		6,021,275
United Arab Emirates — 0.51%
Spinneys 1961 Holding PLC(a)	4,754,221	2,070,936

United Kingdom — 19.38%
Advanced Medical Solutions Group	1,480,121	4,180,419
Ashtead Technology Holdings plc	388,067	1,669,560
B & M European Value Retail SA	1,524,280	3,597,295
CVS Group plc(a)	475,689	7,761,199
Diploma plc	182,989	13,485,652
Elixirr International PLC	247,502	2,744,134
Games Workshop Group plc	10,800	2,260,079
Hill & Smith Holdings plc	122,422	3,465,699

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
October 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.71% (continued)
United Kingdom — 19.38% (continued)
JTC plc 144A(b)(c)	635,541	$10,886,927
Marex Group PLC	132,486	4,020,950
Pollen Street Group Ltd	172,853	2,011,846
Renew Holdings PLC	292,308	3,555,787
Shawbrook Group plc(a)	466,180	2,394,498
Softcat PLC(a)	194,680	4,086,789
Tatton Asset Management	432,603	4,228,113
Volution Group PLC(a)	1,011,509	8,730,100
		79,079,047
United States — 23.89%
4Imprint Group	46,802	2,047,353
Accelerant Holdings(a)	69,072	802,617
Atricure, Inc.(a)	90,925	3,141,459
Bio-Techne Corporation	52,837	3,306,011
Burlington Stores, Inc.(a)	12,171	3,329,864
Clearwater Analytics Holdings, Inc., Class A(a)	156,731	2,885,418
Elastic N.V.(a)	40,552	3,618,049
Esquire Financial Holdings, Inc.	10,568	991,278
Five Below, Inc.(a)	27,780	4,368,961
Freshpet, Inc.(a)	50,213	2,470,982
Gentex Corporation	82,093	1,925,081
Global Industrials, Co.	55,010	1,563,384
Grocery Outlet Holding Corporation(a)	213,148	2,900,944
HealthEquity, Inc.(a)	40,962	3,874,186
JFrog Ltd.(a)	80,318	3,813,499
LeMaitre Vascular, Inc.	24,600	2,130,606
Littelfuse, Inc.	44,065	10,721,455
Mama’s Creations Incorporated(a)	461,235	4,884,479
P10 Inc	257,654	2,617,765
Pennant Group, Inc. (The)(a)	100,001	2,473,025
Perella Weinberg Partners	190,490	3,558,353
Power Integrations, Inc.(a)	87,953	3,684,351
Primoris Services Corporation	54,179	7,667,412
Qualys, Inc.(a)	22,474	2,770,145
Red Violet, Inc.(a)	54,889	2,943,697
RxSight, Inc.(a)	134,456	1,181,868
Silicon Laboratories, Inc.(a)	32,575	4,269,931
SPS Commerce, Inc.(a)	25,457	2,093,584
Texas Roadhouse, Inc.	17,693	2,894,221
Upwork, Inc.(a)	161,414	2,572,939
		97,502,917
Vietnam — 0.86%
Asia Commercial Bank JSC	3,611,339	3,511,234

Total Common Stocks (Cost $313,108,748)		402,856,166

Total Common Stocks/ Investments — 98.71%
(Cost $313,108,748)		402,856,166

Other Assets in Excess of Liabilities — 1.29%		5,278,857

NET ASSETS — 100.00%		$408,135,023
(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2025, these securities had a total aggregate market value of $20,315,213, representing 4.98% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total aggregate market value of $20,315,213, representing 4.98% of net assets.

Grandeur Peak Global Reach Fund	Portfolio of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.98%
Australia — 4.87%
HUB24 Ltd.	4,842	$361,708
IPD Group Ltd/Australia	162,855	392,165
MA Financial Group Ltd	169,852	1,068,105
Mader Group Ltd	75,604	438,822
Navigator Global Investments Limited	305,010	496,974
Pinnacle Investment Management Group(a)	74,906	968,553
PWR Holdings Ltd.	50,879	283,660
Qualitas Ltd(a)(b)	227,372	546,038
Steadfast Group Ltd	76,060	278,717
		4,834,742
Belgium — 1.24%
Azelis Group N.V.	25,738	304,109
Melexis NV	8,301	598,054
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	51,511	326,583
		1,228,746
Brazil — 2.62%
BR Advisory Partners	92,100	332,634
Grupo Mateus SA	398,287	476,778
LWSA SA	348,468	254,560
Patria Investments Limited	20,764	302,531
Track & Field Co SA	258,600	867,158
Weg SA	46,800	365,976
		2,599,637
Canada — 2.18%
Altus Group Ltd.	7,400	304,009
Aritzia Inc(a)	3,930	274,516
BioSyent, Inc.	40,800	319,989
Descartes Systems Group, Inc. (The)(a)	3,400	300,280
Groupe Dynamite, Inc.(a)	5,000	242,808
Kinaxis Inc.(a)	3,800	460,155
Richelieu Hardware, Ltd.	9,549	261,780
		2,163,537
China — 2.19%
ANTA Sports Products Ltd.	21,400	223,069
Beijing Huafeng Test & Control(a)	18,500	519,983
DPC Dash LTD. 144A(a)(b)(c)	47,300	536,872
Shenzhen New Industries Biomed(a)	31,100	266,544
Silergy Corp(a)	87,700	633,794
		2,180,262
Finland — 0.31%
Revenio Group Oyj(a)	10,955	305,603

France — 1.81%
Sidetrade(a)	1,135	300,922
Thermador Groupe(a)	2,386	210,133
Virbac S.A.	2,211	903,515
Wavestone	6,460	384,249
		1,798,819
Germany — 2.33%
2G Energy AG	6,156	205,791
Atoss Software AG	1,543	206,682
CHAPTERS Group AG(a)	6,677	288,631
Dermapharm Hol ing SE d	16,500	649,539
Elmos Semiconductor AG	4,337	408,953
Mensch und Maschine Software SE	5,895	283,028
	Shares	Fair Value
COMMON STOCKS — 97.98% (continued)
Germany — 2.33% (continued)
Schott Pharma AG & Co(a)	12,111	$271,119
		2,313,743
Hong Kong — 0.84%
Plover Bay Tech(b)	493,800	407,969
Techtronic Industries Co Limited	36,700	428,838
		836,807
India — 5.69%
Aditya Vision Ltd	97,732	632,097
Anant Raj Ltd.(a)	42,161	306,101
Cartrade Tech Ltd(a)	8,773	298,457
Five-Star Business	41,353	304,125
Gulf Oil Lubricants India Ltd.	25,707	358,220
Home First Finance Co India Lt 144A(b)(c)	23,015	309,894
Indigo Paints Ltd	18,371	206,960
Jubilant Foodworks Ltd	70,169	472,645
Newgen Software Technologies	25,375	279,060
PB Fintech Ltd(a)	37,095	746,188
Prudent Corporate Advisory Ser	10,383	298,949
Rainbow Children’s Medicare Lt(a)	19,254	297,063
SJS Enterprises Ltd	30,188	549,124
Supriya Lifescience Ltd	37,259	326,133
Varun Beverages Ltd.	51,481	272,408
		5,657,424
Indonesia — 0.63%
Cisarua Mountain Dairy PT TBK	936,300	319,397
Mastersystem Infotama PT(a)	3,588,600	303,077
		622,474
Ireland — 0.28%
ICON plc(a)	1,591	273,366

Israel — 0.85%
CSW Industrials, Inc.	1,396	349,586
Next Vision Stabilized Systems(a)	11,230	492,847
		842,433
Italy — 3.30%
Diasorin SPA	6,752	596,978
Interpump Group SpA	15,296	788,163
Moncler S.p.A.	8,497	509,330
Pharmanutra SpA	9,348	498,919
Recordati SpA	14,903	884,732
		3,278,122
Japan — 11.09%
AZOOM Co Ltd	21,800	680,423
BayCurrent Consulting, Inc.	11,000	504,292
BuySell Technologies Company Ltd.(a)	10,800	237,225
eWeLL Co Ltd	17,200	309,608
Hennge KK	48,800	464,545
Insource Co Ltd	50,000	283,569
Integral Corp	23,800	528,951
Japan Elevator Service Holdings Company Ltd.	45,600	537,795
Kandenko Company Ltd.(a)	10,900	333,634
Kitz Corp	31,800	357,192
Kotobuki Spirits Co Ltd(a)	22,300	267,487
Mani, Inc.(a)	32,500	311,066
MarkLines Company Ltd.(a)	24,500	314,781

Grandeur Peak Global Reach Fund	Portfolio of Investments
October 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 97.98% (continued)
Japan — 11.09% (continued)
Maruwa Co Ltd/Aichi	1,800	$512,410
Monotaro Company, Ltd.(a)	26,100	364,553
Plus Alpha Consulting Company Ltd.	29,600	455,024
PR Times Corp(a)	16,300	314,668
Rakus Co Ltd(a)	37,700	305,060
Rise Consulting Group Inc	71,400	409,570
SIGMAXYZ Holdings Inc(a)	69,200	393,358
System Support, Inc.	22,000	434,698
Timee Inc(a)	23,300	225,883
Tokyo Ohka Kogyo Co Ltd(a)	11,400	418,178
Tokyo Seimitsu Company Limited	5,100	352,781
Totech Corp	13,700	283,589
ULS Group Inc	135,000	650,004
User Local Inc	23,400	297,915
Visional Inc(a)	6,800	473,022
		11,021,281
Lithuania — 0.33%
Baltic Classifieds Group	85,807	332,528

Luxembourg — 0.59%
Eurofins Scientific S.E.	8,364	589,481

Mexico — 2. 38%
BBB Foods Inc(a)	20,349	555,935
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	195,500	593,470
Corporativo Fragua SAB de CV	27,972	812,984
Regional SAB de CV	54,700	405,233
		2,367,622
Netherlands — 2.00%
Allfunds Group PLC	65,010	494,601
ASM International N.V.	587	380,281
IMCD N.V.(a)	1,897	196,763
Redcare Pharmacy N.V. 144A(a)(b)(c)	6,139	502,797
Topicus.com, Inc.(a)	4,200	413,247
		1,987,689
Norway — 0.26%
SmartCraft ASA 144A(a)(b)(c)	102,290	258,517

Philippines — 1.44%
International Container Terminal Services, Inc.(a)	39,400	355,741
Philippine Seven Corp	939,780	659,607
Pryce Corp	892,900	197,442
Puregold Price Club, Inc.	341,900	221,915
		1,434,705
Poland — 0.64%
Dino Polska SA 144A(a)(b)(c)	21,264	253,731
Shoper Spolka Akcyjna	26,933	386,497
		640,228
Saudi Arabia — 0.37%
Rasan Information Technology Company(a)	12,480	366,051

Singapore — 0.62%
iFAST Corp Ltd.	42,700	317,876
	Shares	Fair Value
COMMON STOCKS — 97.98% (continued)
Singapore — 0.62% (continued)
Riverstone Holdings Ltd.	435,900	$301,394
		619,270
South Korea — 2.22%
FNS Tech Co Ltd(a)	29,805	275,802
HPSP Company Ltd.(a)	20,531	497,236
iFamilySC Co Ltd	31,232	388,476
Kinx Inc.(a)	5,054	329,000
LEENO Industrial Inc.(a)	9,971	402,710
S&S Tech Corp(a)	7,835	307,666
		2,200,890
Sweden — 4.74%
AddTech A.B.	9,769	331,092
BoneSupport Holding AB 144A(c)	10,400	242,575
Idun Industrier AB	7,278	284,969
Lifco AB, Class B(a)	9,573	371,001
Momentum Group AB	24,519	419,630
Roko AB(a)	1,447	285,144
Sdiptech AB(a)	43,322	863,638
Swedencare AB(a)	75,596	305,544
Swedish Logistic(a)	95,094	418,882
Vimian Group AB(a)	278,659	881,667
Vitec Software Group	8,799	308,034
		4,712,176
Switzerland — 0.28%
Ypsomed Holding AG(a)	715	279,904

Taiwan — 4.20%
91APP, Inc.	103,000	241,208
Airtac International Group(a)	11,000	325,484
Asia Vital Components Co., Ltd.	23,000	1,064,538
ASPEED Technology, Inc.	3,000	533,000
Chroma ATE, Inc.	19,000	505,424
Hon Precision, Inc.(a)	4,000	326,101
Sinbon Electronics Co., Limited	56,000	384,695
Sporton International, Inc.	52,868	307,372
Voltronic Power Technology	12,247	481,320
		4,169,142
United Arab Emirates — 0.54%
Spinneys 1961 Holding PLC	1,237,777	539,175

United Kingdom — 12.54%
AB Dynamics PLC	13,489	224,158
Advanced Medical Solutions Group	209,909	592,862
Ashtead Technology Holdings plc	76,639	329,720
B & M European Value Retail SA	218,134	514,795
Cerillion plc(a)	15,886	309,903
CVS Group plc(a)	53,544	873,608
Diploma plc	15,477	1,140,601
Elixirr International PLC	85,788	951,159
Fevertree Drinks PLC	23,257	254,803
FRP Advisory Group PLC	157,624	301,279
Games Workshop Group PLC	4,017	840,624
Halma plc	5,113	238,176
Hill & Smith Holdings plc	18,487	523,357
JTC plc 144A(b)(c)	58,314	998,930
Marex Group PLC	23,777	721,632

Grandeur Peak Global Reach Fund	Portfolio of Investments
October 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 97.98% (continued)
United Kingdom — 12.54% (continued)
Pollen Street Group Ltd	57,659	$671,096
Renew Holdings PLC	25,226	306,862
Rosebank Industries plc(a)	107,038	486,517
Shawbrook Group plc	102,788	527,963
Softcat PLC(a)	19,905	417,852
Tatton Asset Management	78,436	766,606
Volution Group PLC(a)	53,937	465,518
		12,458,021
United States — 23.54%
4Imprint Group	11,639	509,148
Abacus Life Inc(a)	51,518	258,620
Accelerant Holdings(a)	31,133	361,765
ACV Auctions, Inc.(a)	28,603	259,429
APPFOLIO, Inc., Class A(a)	1,538	391,313
Atricure, Inc.(a)	8,705	300,758
Bel Fuse, Inc., Class B	4,285	659,847
Bio-Techne Corporation	9,719	608,118
Bowman Consulting Group Limited(a)	7,376	319,307
Clearwater Analytics Holdings, Inc., Class A(a)	27,405	504,527
Cloudflare, Inc., Class A(a)	1,209	306,240
Core & Main, Inc., Class A(a)	6,094	317,985
Cross Creek LP(d)	1,000,000	572,039
DexCom, Inc.(a)	10,044	584,762
Dynatrace, Inc.(a)	5,598	283,091
Elastic N.V.(a)	6,112	545,314
Enerpac Tool Group Corporation	8,533	350,195
Ensign Group, Inc. (The)	1,653	297,705
Esquire Financial Holdings, Inc.	2,958	277,460
FitLife Brands, Inc.(a)	13,824	264,315
Five Below, Inc.(a)	1,635	257,136
Freshpet, Inc.(a)	20,654	1,016,383
Global Industrial Company	9,384	266,693
Goosehead Insurance, Inc., Class A(a)	4,492	308,466
HealthEquity, Inc.(a)	5,242	495,788
Houlihan Lokey, Inc.	1,526	273,276
IDEXX Laboratories, Inc.(a)	476	299,647
Installed Building Products, Inc.	1,063	263,868
JFrog Ltd.(a)	18,212	864,706
Kadant, Inc.	817	226,031
LeMaitre Vascular, Inc.	4,122	357,006
Littelfuse, Inc.	3,912	951,829
Mama’s Creations Incorporated(a)	71,765	759,991
Manhattan Associates, Inc.(a)	1,561	284,211
Medpace Holdings, Inc.(a)	427	249,757
Miami International Holdings, Inc.(a)	7,498	327,663
Monolithic Power Systems, Inc.	670	673,350
M-Tron Industries, Inc.(a)	5,073	279,624
Neptune Insurance Holdings, Inc.(a)	9,932	255,054
Netskope, Inc.(a)	11,688	276,304
P10 Inc	28,886	293,482
Pennant Group, Inc. (The)(a)	11,840	292,803
Perella Weinberg Partners	37,330	697,324
Pjt Partners, Inc., Class A	1,689	272,115
Power Integrations, Inc.(a)	7,169	300,309
Primoris Services Corporation	2,968	420,032
Qualys, Inc.(a)	2,475	305,068
	Shares	Fair Value
COMMON STOCKS — 97.98% (continued)
United States — 23.54% (continued)
Red Violet, Inc.(a)	7,507	$402,600
RxSight, Inc.(a)	35,320	310,463
Ryan Specialty Group Holdings, Inc.	9,344	512,051
Silicon Laboratories, Inc.(a)	2,622	343,692
SPS Commerce, Inc.(a)	3,432	282,248
Texas Roadhouse, Inc.	1,380	225,740
TPG, Inc.	8,531	469,546
Tradeweb Markets Inc. Class A	2,633	277,492
TWFG Inc(a)	11,552	281,407
Upwork, Inc.(a)	26,920	429,105
Yeti Holdings, Inc.(a)	7,725	262,573
Zscaler, Inc.(a)	1,059	350,677
		23,387,448
Vietnam — 1.06%
Asia Commercial Bank JSC	521,216	506,767
Hoa Phat Group JSC(a)	258,700	263,366
Vietnam Technological & Comm Joint-stock Bank	213,832	286,175
		1,056,308
Total Common Stocks (Cost $78,600,841)		97,356,151

PREFERRED STOCKS — 0.99%
United States — 0.99%
Gusto Inc. Preferred Series E(a)	32,241	980,126

Total Preferred Stocks
(Cost $979,976)		980,126

Total Investments — 98.97%
(Cost $79,580,817)		98,336,277

Other Assets in Excess of Liabilities — 1.03%		1,022,180

NET ASSETS — 100.00%		$99,358,457

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2025, these securities had a total aggregate market value of $4,141,331, representing 4.17% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total aggregate market value of $3,429,899, representing 3.45% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.27%
Australia — 2.16%
Pinnacle Investment Management Group	110,891	$1,433,848
Technology One Ltd	15,185	366,658
		1,800,506
Belgium — 1.97%
Azelis Group N.V.	38,448	454,285
Melexis NV	16,435	1,184,078
		1,638,363
Canada — 1.77%
Descartes Systems Group, Inc. (The)(a)	7,081	625,378
TerraVest Industries Inc	8,800	851,922
		1,477,300
China — 1.83%
Silergy Corp(a)	211,000	1,524,864

France — 1.55%
Virbac S.A.	3,152	1,288,051

Germany — 2.67%
Atoss Software AG	3,306	442,833
Dermapharm Holding SE	19,097	751,771
Schott Pharma AG & Co(a)	27,399	613,359
Scout24 A.G. 144A(b)(c)	3,614	417,433
		2,225,396
India — 3.96%
Cartrade Tech Ltd(a)	32,701	1,112,485
Jubilant Foodworks Ltd	91,479	616,186
Motherson Sumi Wiring India Ltd.(a)	1,042,825	554,681
PB Fin tech Ltd(a)	29,350	590,393
Rainbow Children’s Medicare Lt	27,804	428,978
		3,302,723
Israel — 1.38%
CSW Industrials, Inc.	1,805	452,008
CyberArk Software Ltd.(a)	1,341	698,366
		1,150,374
Italy — 3.54%
Diasorin SPA(a)	7,190	635,704
Interpump Group SpA	20,132	1,037,349
Recordati SpA	21,467	1,274,410
		2,947,463
Japan — 10.12%
Japan Elevator Service Holdings Company Ltd.	188,600	2,224,301
Kandenko Company Ltd.(a)	23,400	716,241
Kotobuki Spirits Co Ltd(a)	35,300	423,420
Maruwa Co Ltd/Aichi	1,600	455,476
Monotaro Company, Ltd.(a)	59,700	833,864
Next Generation Technology Group, Inc.(a)	7,500	427,787
Rakus Co Ltd(a)	101,000	817,270
Tokyo Seimitsu Company Limited	8,000	553,382
Visional Inc(a)	28,400	1,975,562
		8,427,303
Lithuania — 0.76%
Baltic Classifieds Group	163,509	633,648

Mexico — 1.67%
BBB Foods Inc(a)	26,148	714,363
	Shares	Fair Value
COMMON STOCKS — 98.27% (continued)
Mexico — 1.67% (continued)
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	222,665	$675,934
		1,390,297
Netherlands — 4.79%
ASM International NV	1,136	735,944
BE Semiconductor Industries N.V.(a)	3,295	560,625
IMCD N.V.(a)	12,125	1,257,646
Redcare Pharmacy N.V. 144A(a)(b)(c)	5,793	474,458
Topicus.com, Inc.(a)	9,800	964,244
		3,992,917
Norway — 0.50%
Vend Marketplaces ASA	12,122	417,653

Poland — 0.96%
Dino Polska SA 144A(a)(b)(c)	66,885	798,100

South Korea — 3.09%
HD Hyundai Marine Solution Co	5,945	1,000,793
HPSP Company Ltd.(a)	30,411	736,519
LEENO Industrial Inc.(a)	12,534	506,224
Park Systems Corp(a)	1,931	329,123
		2,572,659
Sweden — 7.03%
AddTech A.B.	39,875	1,351,449
Asker Healthcare Group AB(a)	71,622	649,524
Lagercrantz Group A.B.	50,833	1,248,791
Lifco AB, Class B(a)	16,140	625,504
Roko AB(a)	3,236	637,681
Vimian Group AB(a)	231,127	731,277
Vitec Software Group	17,548	614,318
		5,858,544
Switzerland — 1.37%
VAT Group A.G. 144A(b)(c)	1,403	610,788
Ypsomed Holding AG	1,354	530,057
		1,140,845
Taiwan — 3.25%
Asia Vital Components Co., Ltd.	22,000	1,018,254
ASPEED Technology, Inc.	6,000	1,066,000
Voltronic Power Technology	15,833	622,253
		2,706,507
United Kingdom — 10.10%
Diploma plc	31,829	2,345,685
Games Workshop Group plc	2,774	580,506
Halma plc	16,484	767,866
Hill & Smith Holdings plc	23,404	662,554
JTC plc 144A(b)(c)	100,026	1,713,463
Marex Group PLC	44,309	1,344,778
Rosebank Industries plc(a)	112,026	509,189
Shawbrook Group plc(a)	95,657	491,335
		8,415,376
United States — 33.31%
Accelerant Holdings(a)	28,847	335,202
Bio-Techne Corporation	12,541	784,690
Burlington Stores, Inc.(a)	5,108	1,397,498
Clearwater Analytics Holdings, Inc., Class A	44,443	818,196

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
October 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.27% (continued)
United States — 33.31% (continued)
Core & Main, Inc., Class A(a)	23,648	$1,233,953
Cross Creek LP (d)	1,300,000	743,651
DexCom, Inc.	10,279	598,443
Enerpac Tool Group Corporation	13,685	561,632
Ensign Group, Inc. (The)	5,758	1,037,016
Goosehead Insurance, Inc., Class A	8,397	576,622
HealthEquity, Inc.(a)	6,160	582,613
Installed Building Products, Inc.	2,144	532,205
JFrog Ltd.(a)	17,330	822,828
Kadant, Inc.	3,431	949,221
LeMaitre Vascular, Inc.	12,680	1,098,216
Littelfuse, Inc.	5,802	1,411,685
Manhattan Associates, Inc.	2,348	427,500
Modine Manufacturing Company	3,267	500,537
Monolithic Power Systems, Inc.	2,110	2,120,549
Netskope, Inc.	23,446	554,263
nVent Electric PLC	5,284	604,225
Perella Weinberg Partners	43,932	820,650
Pjt Partners, Inc., Class A	5,892	949,260
Power Integrations, Inc.	10,559	442,317
Primoris Services Corporation	19,385	2,743,365
Rubrik, Inc., Class A	6,291	473,524
Ryan Specialty Holdings, Inc.	15,007	822,384
Silicon Laboratories, Inc.	5,595	733,392
SPS Commerce, Inc.	7,890	648,874
Tradeweb Markets Inc., Class A	6,000	632,340
TWFG Inc	18,409	448,443
Zscaler, Inc.	4,037	1,336,811
		27,742,105
Vietnam — 0.49%
Asia Commercial Bank JSC	423,500	411,761

Total Common Stocks (Cost $67,591,714)		81,862,755

PREFERRED STOCKS — 1.37%
United States — 1.37%
Gusto Inc. Preferred Series E(a)	37,637	1,144,165

Total Preferred Stocks
(Cost $1,143,989)		1,144,165

Total Investments — 99.64%
(Cost $68,735,703)		83,006,920

Other Assets in Excess of Liabilities — 0.36%		306,328

NET ASSETS — 100.00%		$83,313,248
(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2025, these securities had a total aggregate market value of $4,014,242, representing 4.82% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total aggregate market value of $4,014,242, representing 4.82% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

	Shares	Fair Value
COMMON STOCKS SOLD SHORT
Japan
Shift, Inc.(a)	49,000	$338,946

Total Common Stocks Sold Short (Cost $428,604)		338,946

Grandeur Peak International Opportunities Fund	Portfolio of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.61%
Australia — 4.25%
IPD Group Ltd/Australia	446,884	$1,076,124
MA Financial Group Ltd	448,225	2,818,638
Pinnacle Investment Management Group	286,080	3,699,084
Qualitas Ltd(b)	1,153,482	2,770,108
		10,363,954
Belgium — 2.44%
Melexis NV	60,018	4,324,063
X-Fab Silicon Foundries S.E. 144A(a)(c)	255,753	1,621,489
		5,945,552
Brazil — 1.34%
Grupo Mateus SA	1,283,700	1,536,679
Patria Investments Limited	118,207	1,722,276
		3,258,955
Canada — 2.44%
Aritzia Inc(a)	37,701	2,633,466
Descartes Systems Group, Inc. (The)(a)	22,900	2,022,475
Richelieu Hardware, Ltd.	47,336	1,297,686
		5,953,627
China — 4.19%
Centre Testing Int	1,598,400	3,202,459
DPC Dash LTD. 144A(a)(b)(c)	185,700	2,107,761
Silergy Corp(a)	677,996	4,899,771
		10,209,991
France — 3.68%
Neurones SA	17,490	794,359
Planisware S.A.	76,135	1,790,379
Thermador Groupe(a)	12,251	1,078,935
Virbac S.A.	13,009	5,316,070
		8,979,743
Germany — 5.11%
2G Energy AG	38,200	1,277,003
Atoss Software AG	24,039	3,219,979
Dermapharm Holding SE	66,995	2,637,325
Elmos Semiconductor AG	40,995	3,865,580
Mensch und Maschine Software SE	30,478	1,463,295
		12,463,182
India — 4.07%
Anant Raj Ltd.	177,198	1,286,507
Gulf Oil Lubricants India Ltd.	179,854	2,506,210
Indigo Paints Ltd	38,213	430,492
Motherson Sumi Wiring India Lt	3,732,763	1,985,465
SJS Enterprises Ltd	205,051	3,729,906
		9,938,580
Indonesia — 0.97%
Cisarua Mountain Dairy PT TBK	3,509,700	1,197,255
Selamat Sempurna Tbk PT	10,127,300	1,168,816
		2,366,071
Italy — 4.90%
Diasorin SPA(a)	20,935	1,850,968
Interpump Group SpA	117,486	6,053,745
Recordati SpA	68,100	4,042,824
		11,947,537
Japan — 20.17%
AZOOM Co Ltd	56,700	1,769,725
baudroie Inc(a)	71,100	1,335,660
BayCurrent Consulting, Inc.	21,700	994,832
	Shares	Fair Value
COMMON STOCKS — 97.61% (continued)
Japan — 20.17% (continued)
eWeLL Co Ltd(a)	65,600	$1,180,832
Hennge KK	358,300	3,410,787
Insource Co Ltd	425,400	2,412,607
Integral Corp	207,100	4,602,760
Japan Elevator Service Holdings Company Ltd.	319,500	3,768,104
Kandenko Company Ltd.(a)	45,100	1,380,448
Kitz Corp	224,600	2,522,809
Kotobuki Spirits Co Ltd(a)	172,100	2,064,324
Mani, Inc.(a)	188,800	1,807,056
MarkLines Company Ltd.(a)	164,000	2,107,107
Maruwa Company Ltd.	6,700	1,907,305
Next Generation Technology Group, Inc.	23,900	1,363,215
Plus Alpha Consulting	103,600	1,592,584
Rakus Co Ltd(a)	262,200	2,121,665
Rise Consulting Group Inc(a)	96,300	552,403
Tokyo Seimitsu Company Limited	33,300	2,303,452
Totech Corp	68,000	1,407,593
ULS Group Inc	599,000	2,884,086
Visional Inc(a)	82,000	5,704,090
		49,193,444
Luxembourg — 1.78%
Eurofins Scientific S.E.(a)	43,312	3,052,560
Sword Group(a)	30,387	1,285,536
		4,338,096
Mexico — 1.85%
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	64,778	1,967,308
Regional SAB de CV	342,900	2,540,301
		4,507,609
Netherlands — 2.33%
Allfunds Group PLC	394,997	3,005,164
Redcare Pharmacy N.V. 144A(a)(b)(c)	18,637	1,526,408
Topicus.com, Inc.(a)	11,600	1,141,350
		5,672,922
Norway — 0.42%
Bouvet ASA	161,978	1,029,811

Philippines — 0.95%
Philippine Seven Corp	1,836,800	1,289,202
Puregold Price Club, Inc.	1,598,500	1,037,527
		2,326,729
Poland — 1.40%
Dino Polska SA 144A(a)(b)(c)	186,670	2,227,424
Inter Cars SA	7,896	1,180,135
		3,407,559
Singapore — 2.20%
iFAST Corp Ltd.	172,900	1,287,136
Kulicke & Soffa Industries, Inc.	46,397	1,852,632
Riverstone Holdings Ltd.	3,235,700	2,237,261
		5,377,029
South Korea — 2.23%
HPSP Company Ltd.	97,689	2,365,914
LEENO Industrial Inc.(a)	36,248	1,463,986
S&S Tech Corp(a)	40,869	1,604,849
		5,434,749

Grandeur Peak International Opportunities Fund	Portfolio of Investments
October 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 97.61% (continued)
Sweden — 3.61%
AddTech A.B.	42,085	$1,426,350
Sdiptech AB(a)	60,697	1,210,014
Swedencare AB(a)	209,969	848,652
Swedish Logistic(a)	421,609	1,857,156
Vimian Group AB(a)	1,093,355	3,459,339
		8,801,511
Taiwan — 3.92%
Asia Vital Components Co., Ltd.	33,000	1,527,381
ASPEED Technology, Inc.	13,000	2,309,666
Sporton International, Inc.	678,338	3,943,826
Voltronic Power Technology Corporation	45,000	1,768,546
		9,549,419
United Arab Emirates — 0.65%
Spinneys 1961 Holding PLC	3,642,802	1,586,802

United Kingdom — 20.48%
AB Dynamics PLC	62,272	1,034,826
Advanced Medical Solutions Group	826,140	2,333,330
Ashtead Technology Holdings plc	207,376	892,183
CVS Group plc(a)	233,064	3,802,602
Diploma plc	109,729	8,086,646
Elixirr International PLC	145,575	1,614,036
Games Workshop Group plc	6,315	1,321,518
Hill & Smith Holdings plc	104,530	2,959,186
JTC plc 144A(b)(c)	426,711	7,309,633
Marex Group PLC	81,239	2,465,604
Pollen Street Group Ltd	108,314	1,260,673
Renew Holdings PLC	209,958	2,554,039
Shawbrook Group plc(a)	276,283	1,419,107
Softcat PLC(a)	119,192	2,502,119
Tatton Asset Management	293,242	2,866,047
Volution Group PLC(a)	875,935	7,559,993
		49,981,542
United States — 0.77%
JFrog Ltd.(a)	39,567	1,878,641

Vietnam — 1.46%
Asia Commercial Bank JSC	2,472,707	2,404,165
Vietnam Technological & Comm Joint-stock Bank	863,246	1,155,295
		3,559,460
Total Common Stocks (Cost $173,235,068)		238,072,515

Total Common Stocks/ Investments — 97.61%
(Cost $173,235,068)		238,072,515

Other Assets in Excess of Liabilities — 2.39%		5,841,046

NET ASSETS — 100.00%		$243,913,561
(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2025, these securities had a total aggregate market value of $15,941,334, representing 6.54% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total aggregate market value of $14,792,715, representing 6.06% of net assets.

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.39%
Australia — 4.15%
HUB24 Ltd.	147,701	$11,033,599
Pinnacle Investment Management Group	2,296,333	29,692,147
Steadfast Group Ltd.	2,346,979	8,600,368
Technology One Ltd	266,953	6,445,862
		55,771,976
Belgium — 2.77%
Azelis Group N.V.	843,133	9,962,090
Melexis NV	379,089	27,311,888
		37,273,978
Canada — 5.19%
Altus Group Ltd.	149,100	6,125,373
Aritzia Inc(a)	204,219	14,264,971
Descartes Systems Group, Inc. (The)(a)	149,727	13,223,545
Kinaxis Inc.(a)	79,123	9,581,299
Lumine Group, Inc.(a)	243,800	5,823,179
Stantec, Inc.	62,720	6,945,685
TerraVest Industries Inc	143,000	13,843,742
		69,807,794
China — 1.75%
Silergy Corp(a)	3,256,805	23,536,414

France — 2.12%
Exosens S.A.S(a)	117,883	6,638,138
Virbac S.A.	53,510	21,866,622
		28,504,760
Germany — 3.99%
AIXTRON SE	377,548	6,038,592
Atoss Software AG	71,762	9,612,385
Dermapharm Holding SE	460,437	18,125,561
Schott Pharma AG & Co(a)	571,669	12,797,478
Scout24 A.G. 144A(b)(c)	60,583	6,997,598
		53,571,614
India — 5.45%
Anant Raj Ltd.(a)	961,647	6,981,827
Cartrade Tech Ltd(a)	735,166	25,010,266
Jubilant Foodworks Ltd	1,667,715	11,233,419
Motherson Sumi Wiring India Lt(a)	19,718,457	10,488,293
PB Fintech Ltd(a)	549,905	11,061,680
Rainbow Children’s Medicare Lt	550,245	8,489,543
		73,265,028
Israel — 1.22%
CyberArk Software Ltd.(a)	31,374	16,338,952

Italy — 4.88%
Diasorin SPA(a)	127,507	11,273,530
Interpump Group SpA	490,646	25,281,702
Recordati SpA	488,486	28,999,456
		65,554,688
Japan — 13.30%
Genda Inc.(a)	1,546,400	7,425,594
Japan Elevator Service Holdings Company Ltd.	3,611,632	42,594,697
Kandenko Company Ltd.(a)	523,800	16,032,786
Kotobuki Spirits Co Ltd(a)	789,300	9,467,585
Maruwa Co Ltd/Aichi	37,900	10,789,082
Monotaro Company, Ltd.(a)	1,442,400	20,146,820
	Shares	Fair Value
COMMON STOCKS — 99.39% (continued)
Japan — 13.30% (continued)
Next Generation Technology Group, Inc.(a)	97,500	$5,561,233
Rakus Co Ltd(a)	2,164,500	17,514,659
Tokyo Seimitsu Company Limited	128,662	8,899,900
Visional Inc(a)	582,201	40,499,100
		178,931,456
Lithuania — 0.94%
Baltic Classifieds Group	3,253,778	12,609,389

Luxembourg — 1.72%
Eurofins Scientific S.E.(a)	327,290	23,066,871

Mexico — 2.58%
BBB Foods Inc(a)	748,980	20,462,133
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	4,676,429	14,196,015
		34,658,148
Netherlands — 6.21%
Allfunds Group PLC	699,988	5,325,557
ASM International NV	19,479	12,619,248
BE Semiconductor Industries N.V.(a)	71,128	12,102,009
IMCD N.V.(a)	246,107	25,527,041
Redcare Pharmacy N.V. 144A(a)(b)(c)	136,965	11,217,710
Topicus.com, Inc.(a)	169,749	16,701,980
		83,493,545
Norway — 0.65%
Vend Marketplaces ASA	254,295	8,761,504

Poland — 1.87%
ASSECO POLAND SA	125,644	7,307,376
Dino Polska SA 144A(a)(b)(c)	1,491,093	17,792,345
		25,099,721
South Korea — 3.88%
HD Hyundai Marine Solution Co	105,277	17,722,532
HPSP Company Ltd.(a)	746,125	18,070,281
LEENO Industrial Inc.(a)	242,868	9,808,968
Park Systems Corp(a)	38,553	6,571,043
		52,172,824
Sweden — 8.55%
AddTech A.B.	704,860	23,889,209
Asker Healthcare Group AB(a)	1,131,543	10,261,711
Lagercrantz Group AB	888,142	21,818,570
Lifco AB, Class B	316,992	12,284,999
Roko AB(a)	91,206	17,972,921
Vimian Group AB(a)	4,154,657	13,145,199
Vitec Software Group	442,541	15,492,403
		114,865,012
Switzerland — 3.41%
Accelleron Industries A.G.	82,414	6,739,379
Belimo Holding AG	8,150	8,771,391
Huber + Suhner A.G.(a)	37,417	6,844,942
SMG Swiss Marketplace Group A.G.(a)	9,413	519,987
VAT Group A.G. 144A(b)(c)	29,798	12,972,397
Ypsomed Holding AG	25,457	9,965,768
		45,813,864
Taiwan — 6.61%
Airtac International Group(a)	298,000	8,817,656

Grandeur Peak International Stalwarts Fund	Portfolio of Investments
October 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.39% (continued)
Taiwan — 6.61% (continued)
Asia Vital Components Co., Ltd.	493,000	$22,818,143
ASPEED Technology, Inc.	101,145	17,970,092
Chroma ATE, Inc.	555,000	14,763,706
Hon Precision, Inc.(a)	135,000	11,005,911
Voltronic Power Technology	341,490	13,420,908
		88,796,416
United Kingdom — 12.43%
CVS Group plc(a)	356,177	5,811,277
Diploma plc	605,547	44,626,706
Games Workshop Group plc	51,186	10,711,519
Halma plc	495,796	23,095,419
Hill & Smith Holdings plc	578,476	16,376,335
JTC plc 144A(b)(c)	1,750,350	29,983,794
Marex Group PLC	670,220	20,341,177
Rosebank Industries plc(a)	1,802,613	8,193,373
Shawbrook Group plc(a)	1,530,617	7,861,898
		167,001,498
United States — 5.09%
Accelerant Holdings(a)	498,402	5,791,431
Cloudflare, Inc., Class A(a)	26,693	6,761,337
JFrog Ltd.(a)	502,062	23,837,904
Monolithic Power Systems, Inc.	31,794	31,952,970
		68,343,642
Vietnam — 0.63%
Asia Commercial Bank JSC	8,763,292	8,520,378

Total Common Stocks (Cost $1,095,886,953)		1,335,759,472

Total Common Stocks/ Investments — 99.39%
(Cost $1,095,886,953)		1,335,759,472

Other Assets in Excess of Liabilities — 0.61%		8,173,775

NET ASSETS — 100.00%		$1,343,933,247

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2025, these securities had a total aggregate market value of $78,963,844, representing 5.88% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025, these securities had a total aggregate market value of $78,963,844, representing 5.88% of net assets.
	Shares	Fair Value
COMMON STOCKS SOLD SHORT
Japan
Shift, Inc.(a)	300,000	$2,075,182

Total Common Stocks Sold Short (Cost $2,583,228)		2,075,182

Grandeur Peak U.S. Stalwarts Fund	Portfolio of Investments
October 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.66%
Canada — 1.66%
Aritzia Inc(a)	20,200	$1,410,997
Kinaxis Inc.(a)	7,200	871,875
		2,282,872
Israel — 2.04%
CSW Industrials, Inc.	2,844	712,194
CyberArk Software Ltd.(a)	4,016	2,091,453
		2,803,647
Mexico — 1.51%
BBB Foods Inc(a)	75,763	2,069,845

United Kingdom — 3.43%
Marex Group PLC	107,017	3,247,966
Rosebank Industries plc(a)	321,755	1,462,465
		4,710,431
United States — 87.02%
Accelerant Holdings(a)	80,480	935,178
ACV Auctions, Inc.(a)	187,094	1,696,943
Atricure, Inc.(a)	34,676	1,198,056
Bio-Techne Corporation	44,383	2,777,044
Burlington Stores, Inc.(a)	13,209	3,613,850
CAVA Group, Inc.(a)	18,388	987,987
Clearwater Analytics Holdings, Inc., Class A(a)	94,432	1,738,493
Cloudflare, Inc., Class A(a)	7,568	1,916,974
Core & Main, Inc., Class A(a)	70,350	3,670,863
Crawford United Corporation(a)	6,109	462,573
Cross Creek LP(b)	700,000	400,427
DexCom, Inc.(a)	38,841	2,261,323
Elastic N.V.(a)	12,164	1,085,272
Enerpac Tool Group Corporation	49,514	2,032,055
Ensign Group, Inc. (The)	13,541	2,438,733
Federal Signal Corporation	11,324	1,336,572
FormFactor, Inc.(a)	23,245	1,277,313
Freshpet, Inc.(a)	28,876	1,420,988
Goosehead Insurance, Inc., Class A(a)	23,359	1,604,063
HealthEquity, Inc.(a)	23,062	2,181,204
Houlihan Lokey, Inc.	9,587	1,716,840
IDEXX Laboratories, Inc.(a)	2,766	1,741,225
Installed Building Products, Inc.	7,636	1,895,484
Iradimed Corporation	10,132	778,239
JFrog Ltd.(a)	50,219	2,384,398
Kadant, Inc.	10,046	2,779,326
Karman Holdings, Inc.(a)	8,119	683,945
LeMaitre Vascular, Inc.	36,487	3,160,140
Littelfuse, Inc.	16,542	4,024,834
Loar Holdings, Inc.(a)	25,139	1,989,249
Mama’s Creations Incorporated(a)	417,277	4,418,963
Manhattan Associates, Inc.(a)	5,831	1,061,650
Marvell Technology, Inc.	13,558	1,270,927
Medpace Holdings, Inc.(a)	1,416	828,233
Miami International Holdings, Inc.(a)	21,622	944,881
Modine Manufacturing Company(a)	19,129	2,930,754
Monolithic Power Systems, Inc.	5,357	5,383,785
M-Tron Industries, Inc.(a)	25,695	1,416,308
Netskope, Inc.(a)	68,766	1,625,628
nVent Electric PLC	25,594	2,926,674
	Shares	Fair Value
COMMON STOCKS — 95.66% (continued)
United States — 87.02% (continued)
Pennant Group, Inc. (The)(a)	36,186	$894,880
Perella Weinberg Partners	142,291	2,657,996
Perimeter Solutions Inc.(a)	44,151	1,037,990
Pjt Partners, Inc., Class A	19,020	3,064,312
Power Integrations, Inc.(a)	24,188	1,013,235
Primoris Services Corporation	45,605	6,454,020
Quanta Services, Inc.	3,111	1,397,243
Rubrik, Inc., Class A(a)	20,363	1,532,723
Ryan Specialty Group Holdings, Inc.	44,895	2,460,246
Silicon Laboratories, Inc.(a)	18,519	2,427,471
SPS Commerce, Inc.(a)	17,310	1,423,574
StandardAero, Inc.(a)	46,814	1,352,456
Texas Roadhouse, Inc.	15,504	2,536,145
TPG, Inc.	38,099	2,096,969
Tradeweb Markets Inc. Class A	22,775	2,400,257
Trex Company, Inc.(a)	28,956	1,399,154
TWFG Inc(a)	43,267	1,053,984
Upwork, Inc.(a)	85,945	1,369,963
VSE Corporation(a)	3,859	697,244
Zscaler, Inc.(a)	9,240	3,059,735
		119,326,991
Total Common Stocks (Cost $109,648,862)		131,193,786

PREFERRED STOCKS — 0.46%
United States — 0.46%
Gusto Inc. Preferred Series E(a)	20,595	626,088

Total Preferred Stocks
(Cost $625,992)		626,088

Total Investments — 96.12%
(Cost $110,274,854)		131,819,874

Other Assets in Excess of Liabilities — 3.88%		5,327,712

NET ASSETS — 100.00%		$137,147,586

(a)	Non-income producing security.

(b)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as Level 3 assets.

Grandeur Peak Funds®	Statements of Assets and Liabilities
October 31, 2025 (Unaudited)

	Grandeur Peak	Grandeur Peak		Grandeur Peak	Grandeur Peak
	Emerging Markets	Global Contrarian	Grandeur Peak	Global Micro Cap	Global Opportunities
	Opportunities Fund	Fund	Global Explorer Fund	Fund	Fund
ASSETS
Investments, at cost	$65,583,225	$129,313,138	$11,431,972	$36,828,140	$313,108,748
Investments, at value	$91,602,529	$146,130,284	$11,744,091	$45,805,070	$402,856,166
Cash held at custodian	1,800,908	1,844,620	119,338	611,998	7,876,195
Foreign currency at fair value (Cost $23,679, $67,219, $5,398, $7,714 and $41,700)	23,679	67,005	5,398	7,714	40,908
Receivable for investments sold	772,128	—	355,764	2	1,350,719
Receivable for Fund shares sold	33	12,787	—	160	39,165
Dividends and interest receivable	193,261	190,298	6,102	62,506	760,242
Prepaid distribution fees - investor class	334	—	—	—	—
Prepaid expenses and other assets	4,229	15,269	21,885	5,420	26,911
TOTAL ASSETS	94,397,101	148,260,263	12,252,578	46,492,870	412,950,306

LIABILITIES
Payable for investments purchased	1,319,702	1,945,173	127,274	2	4,008,097
Payable for Fund shares repurchased	88,691	53,590	19,461	23,445	114,121
Management fees payable	78,418	111,877	3,431	63,068	358,340
Distribution (12b-1) fees payable	—	—	—	—	8,630
Foreign Cap Gain Tax payable	473,819	—	—	82,379	190,297
Payable to related parties	17,557	13,796	2,323	14,130	58,735
Accrued expenses and other liabilities	100,361	68,270	25,321	46,493	77,063
TOTAL LIABILITIES	2,078,548	2,192,706	177,810	229,517	4,815,283
NET ASSETS	$92,318,553	$146,067,557	$12,074,768	$46,263,353	$408,135,023

NET ASSETS CONSISTS OF
Paid in capital	$44,228,994	$114,117,548	$12,797,593	$36,742,126	$306,176,448
Total distributable earnings (losses)	48,089,559	31,950,009	(722,825)	9,521,227	101,958,575
NET ASSETS	$92,318,553	$146,067,557	$12,074,768	$46,263,353	$408,135,023

PRICING OF SHARES:
Investor Class
Net Assets	$4,501,424	$—	$—	$—	$26,282,636
Shares of beneficial interest outstanding (a)	348,034	—	—	—	7,361,657
Net Asset Value, offering and redemption price per share	$12.93	$—	$—	$—	$3.57

Institutional Class
Net Assets	$87,817,129	$146,067,557	$12,074,768	$46,263,353	$381,852,387
Shares of beneficial interest outstanding (a)	6,705,408	8,008,328	1,391,384	2,960,212	104,187,098
Net Asset Value, offering and redemption price per share	$13.10	$18.24	$8.68	$15.63	$3.67

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Assets and Liabilities
October 31, 2025 (Unaudited)

		Grandeur Peak	Grandeur Peak	Grandeur Peak
	Grandeur Peak	Global Stalwarts	International	International	Grandeur Peak US
	Global Reach Fund	Fund	Opportunities Fund	Stalwarts Fund	Stalwarts Fund
ASSETS
Investments, at cost	$79,580,817	$68,735,703	$173,235,068	$1,095,886,953	$110,274,854
Investments, at value	$98,336,277	$83,006,920	$238,072,515	$1,335,759,472	$131,819,874
Cash held at custodian	882,408	634,104	4,173,754	18,025,872	2,880,263
Foreign currency at fair value (Cost $26,752, $413,374, $640,905, $2,890,792 and $5)	26,752	413,530	608,490	2,890,549	1,528
Receivable for investments sold	1,093,144	969,270	2,273,442	25,262,927	3,307,967
Receivable for Fund shares sold	7,554	96	13,239	1,683,087	16,000
Dividends and interest receivable	204,888	158,339	918,087	2,253,688	10,393
Prepaid expenses and other assets	2,683	10,060	27,238	110,509	28,937
TOTAL ASSETS	100,553,706	85,192,319	246,086,765	1,385,986,104	138,064,962

LIABILITIES
Securities sold short
(Proceeds $0, $428,604, $0, $2,583,228, $0 respectively)	—	338,946	—	2,075,182	—
Payable for investments purchased	988,017	1,297,731	1,513,616	36,657,886	743,169
Payable for Fund shares repurchased	20,008	44,923	7,119	505,876	61,973
Management fees payable	57,853	35,768	223,954	700,857	70,106
Distribution (12b-1) fees payable	1,121	366	7,911	22,568	—
Payable to related parties	35,895	34,061	28,678	181,950	16,250
Foreign Cap Gain Tax payable	37,353	76,634	275,758	1,682,278	—
Accrued expenses and other liabilities	55,002	50,642	116,168	226,260	25,878
TOTAL LIABILITIES	1,195,249	1,879,071	2,173,204	42,052,857	917,376
NET ASSETS	$99,358,457	$83,313,248	$243,913,561	$1,343,933,247	$137,147,586

Composition of Net Assets:
Paid in capital	$62,283,684	$86,735,728	$173,897,419	$1,161,122,978	$138,177,587
Total distributable earnings (losses)	37,074,773	(3,422,480)	70,016,142	182,810,269	(1,030,001)
NET ASSETS	$99,358,457	$83,313,248	$243,913,561	$1,343,933,247	$137,147,586

PRICING OF SHARES
Investor Class
Net Assets	$12,139,529	$12,464,529	$13,661,567	$11,668,771	$—
Shares of beneficial interest outstanding (a)	747,630	763,333	4,014,638	656,935	—
Net Asset Value, offering and redemption price per share	$16.24	$16.33	$3.40	$17.76	$—

Institutional Class
Net Assets	$87,218,928	$70,848,719	$230,251,994	$1,332,264,476	$137,147,586
Shares of beneficial interest outstanding (a)	5,301,687	4,258,672	66,869,020	74,288,417	6,755,006
Net Asset Value, offering and redemption price per share	$16.45	$16.64	$3.44	$17.93	$20.30

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Operations
October 31, 2025 (Unaudited)

	Grandeur Peak	Grandeur Peak		Grandeur Peak	Grandeur Peak
	Emerging Markets	Global Contrarian	Grandeur Peak	Global Micro Cap	Global Opportunities
	Opportunities Fund	Fund	Global Explorer Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$2,327,955	$2,132,794	$115, 018	$516,156	$4,741,848
Interest	6,021	43,024	708	5,048	67,472
Less: Foreign dividend withholding taxes	(238,693)	(152,222)	(10,818)	(51,021)	(423,565)
TOTAL INVESTMENT INCOME	2,095,283	2,023,596	104, 908	470,183	4,385,755

EXPENSES
Investment advisor fees	820,749	741,280	61,922	357,649	2,816,369
Distribution and service fees - Investor Class	5,815	—	—	—	34,591
Custodian fees	113,336	51,364	6,459	27,038	104,304
Administrative fees	19,698	24,108	7,056	12,751	85,327
Registration fees	27,600	13,800	9,800	27,600	27,600
Transfer agent fees	23,468	14,350	12,580	14,591	27,263
Audit fees	34,463	29,469	29,439	24,893	24,450
Trustees fees and expenses	7,170	7,169	7,085	7,122	20,017
Chief compliance officer fees	4,308	4,249	1,512	4,273	7,555
Printing fees	2,318	735	602	375	11,563
Insurance expense	920	552	188	184	1,104
Legal fees	3,960	5,638	1,470	525	11,681
Other expenses	9,014	6,536	1,782	1,798	11,969
TOTAL EXPENSES	1,072,819	899,250	139,895	478,799	3,183,793
Less: Fees waived/reimbursed by the investment advisor	(36,448)	—	(48,998)	(1,880)	—
Less: Fees Waived by Administrator	—	—	(17,096)	—	—
Less: Voluntary waiver	(60,976)	—	(4,150)	—	(225,307)
NET EXPENSES	975,395	899,250	69,651	476,919	2,958,486

NET INVESTMENT INCOME	1,119,888	1,124,346	35,257	(6,736)	1,427,269

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	19,812,277	10,211,995	1,012,636	598,854	22,994,765
Foreign currency transactions	(58,091)	22,522	(4,479)	581	(38,654)
Foreign cap gains tax	(387,126)	(50,322)	(26,219)	(15,346)	(479)
Net realized gain (loss)	19,367,060	10,184,195	981,938	584,089	22,955,632
Net change in unrealized appreciation (depreciation) on:
Investments	(1,381,828)	3,817,712	173,092	2,551,181	21,168,522
Foreign currency translations	6,193	(18,136)	(450)	(2,579)	(17,424)
Foreign cap gains tax	(5,446)	33,437	9,579	(76,179)	(80,183)
Net change in unrealized appreciation (depreciation)	(1,381,081)	3,833,013	182,221	2,472,423	21,070,915

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	17,985,979	14,017,208	1,164,159	3,056,512	44,026,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,105,867	$15,141,554	$1,199,416	$3,049,776	$45,453,816

See accompanying notes to financial statements.

Grandeur Peak Funds®	Statements of Operations
October 31, 2025 (Unaudited)

		Grandeur Peak	Grandeur Peak	Grandeur Peak
	Grandeur Peak	Global Stalwarts	International	International	Grandeur Peak US
	Global Reach Fund	Fund	Opportunities Fund	Stalwarts Fund	Stalwarts Fund
INVESTMENT INCOME
Dividends	$1,250,829	$592,435	$3,677,149	$13,020,062	$513,574
Interest	3,619	11,556	—	202,255	48,470
Less: Foreign dividend withholding taxes	(77,446)	(58,516)	(427,767)	(1,407,496)	—
TOTAL INVESTMENT INCOME	1,177,002	545,475	3,249,382	11,814,821	562,044

EXPENSES
Investment advisor fees	664,330	359,921	1,763,691	5,662,430	521,843
Distribution and service fees - Investor Class	18,103	17,625	17, 753	16,537	—
Custodian fees	45,812	42,363	140,718	287,536	14, 650
Administrative fees	36,088	27,548	45,810	230,288	22,630
Transfer agent fees	23,554	23,736	23,182	70,263	14, 260
Registration fees	27,600	36,800	27,600	36, 800	18, 401
Audit fees	25,952	24,450	26,971	29,490	13,351
Trustees fees and expenses	5,862	7,122	13,431	70,784	7,191
Printing fees	11,780	6,830	9,186	128,505	4,619
Legal fees	5,028	3,665	10,670	39,797	4,110
Chief compliance officer fees	4,273	4,273	4,675	7,721	4,273
Insurance expense	1,104	920	920	6,440	920
Other expenses	5,910	4,981	8,098	32,125	4,958
TOTAL EXPENSES	921,991	560,234	2,092,705	6,618,716	631,206
Less: Fees waived/reimbursed by the investment advisor	(100,755)	(47,801)	—	—	—
Less: Fees Waived by Administrator	(49,014)	—	—	—	—
Less: Voluntary waiver	(60,393)	(22,496)	(141,094)	(353,912)	(34,791)
NET EXPENSES	711,829	489,937	1,951,611	6,264,804	596,415

NET INVESTMENT INCOME (LOSS)	465,173	55,538	1,297,771	5,550,017	(34,371)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	11,637,424	3,314,120	9,556,227	75,236,894	(179,856)
Foreign currency transactions	(30,116)	(23,244)	(17,134)	(367,550)	1,794
Foreign cap gains tax	(114,307)	—	(3,010)	(832,064)	—
Net realized gain (loss) from:	11,493,001	3,290,876	9,536,083	74,037,280	(178,062)
Net change in unrealized appreciation (depreciation) on:
Investments	(551,560)	2,612,216	14,420,652	41,121,012	16,971,670
Foreign currency translations	(6,074)	990	(33,231)	(2,737)	409
Securities sold short	—	89,658	—	508,046	—
Foreign cap gains tax	71,197	(39,021)	(180,686)	23,632	—
Net change in unrealized appreciation (depreciation)	(486,437)	2,663,843	14,206,735	41,649,953	16,972,079

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	11,006,564	5,954,719	23,742,818	115,687,233	16,794,017

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,471,737	$6,010,257	$25,040,589	$121,237,250	$16,759,646

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2025
	(Unaudited)
OPERATIONS
Net investment income	$1,119,888	$3,643,724
Net realized gain	19,367,060	4,476,300
Net change in unrealized depreciation	(1,381,081)	(24,476,616)
Net increase (decrease) in net assets resulting from operations	19,105,867	(16,356,592)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	—	(104,135)
Institutional Class	—	(5,869,475)
Net decrease in net assets from distributions	—	(5,973,610)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	100,399	127,420
Institutional Class	935,405	12,151,901

Distributions reinvested:
Investor Class	—	96,504
Institutional Class	—	5,297,696

Redemption fees:
Investor Class	21	—
Institutional Class	4	7,640

Cost of shares redeemed:
Investor Class	(867,554)	(2,356,091)
Institutional Class	(86,767,385)	(179,764,441)

Net increase (decrease) from shares of beneficial interest	(86,599,110)	(164,439,371)

NET DECREASE IN NET ASSETS	(67,493,243)	(186,769,573)

NET ASSETS
Beginning of Period/Year	159,811,796	346,581,369
End of Period/Year	$92,318,553	$159,811,796

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	7,900	10,225
Issued to shareholders in reinvestment of distributions	—	8,241
Redeemed	(69,087)	(194,238)
Net decrease in share transactions	(61,187)	(175,772)

Institutional Class
Issued	72,757	992,349
Issued to shareholders in reinvestment of distributions	—	447,819
Redeemed	(6,826,711)	(15,028,937)
Net decrease in share transactions	(6,753,954)	(13,588,769)

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2025
	(Unaudited)
OPERATIONS
Net investment income	$1,124,346	$4,406,873
Net realized gain	10,184,195	12,425,544
Net change in unrealized appreciation	3,833,013	4,577,295
Net increase in net assets resulting from operations	15,141,554	21,409,712

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	—	(10,667,419)
Net decrease in net assets from distributions	—	(10,667,419)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	10,406,690	41,219,752

Distributions reinvested:
Institutional Class	—	10,280,019

Redemption fees:
Institutional Class	133	2,177

Cost of shares redeemed:
Institutional Class	(14,660,859)	(68,727,459)

Net decrease from shares of beneficial interest	(4,254,036)	(17,225,511)

NET INCREASE (DECREASE) IN NET ASSETS	10,887,518	(6,483,218)

NET ASSETS
Beginning of Period/Year	135,180,039	141,663,257
End of Period/Year	$146,067,557	$135,180,039

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	588,553	2,538,668
Issued to shareholders in reinvestment of distributions	—	641,699
Redeemed	(821,635)	(4,309,231)
Net increase (decrease) in share transactions	(233,082)	(1,128,864)

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2025
	(Unaudited)
OPERATIONS
Net investment income	$35,257	$66,243
Net realized gain	981,938	68,827
Net change in unrealized appreciation	182,221	386,850
Net increase in net assets resulting from operations	1,199,416	521,920

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	—	(137,008)
Net decrease in net assets from distributions	—	(137,008)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	424,133	320,074

Distributions reinvested:
Institutional Class	—	136,060

Redemption fees:
Institutional Class	8	31

Cost of shares redeemed:
Institutional Class	(1,074,733)	(1,209,356)

Net decrease from shares of beneficial interest	(650,592)	(753,191)

NET INCREASE (DECREASE) IN NET ASSETS	548,824	(368,279)

NET ASSETS
Beginning of Period/Year	11,525,944	11,894,223
End of Period/Year	$12,074,768	$11,525,944

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	49,302	39,983
Issued to shareholders in reinvestment of distributions	—	17,007
Redeemed	(124,936)	(152,445)
Net decrease in share transactions	(75,634)	(95,455)

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2025
	(Unaudited)
OPERATIONS
Net investment income (loss)	$(6,736)	$24,334
Net realized gain	584,089	2,612,015
Net change in unrealized appreciation	2,472,423	1,668,696
Net increase in net assets resulting from operations	3,049,776	4,305,045

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	—	(229,518)
Net decrease in net assets from distributions	—	(229,518)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	1,481,453	3,346,890

Distributions reinvested:
Institutional Class	—	218,295

Redemption fees:
Institutional Class	219	22

Cost of shares redeemed:
Institutional Class	(3,221,663)	(6,993,837)

Net decrease from shares of beneficial interest	(1,739,991)	(3,428,630)

NET INCREASE IN NET ASSETS	1,309,785	646,897

NET ASSETS
Beginning of Period/Year	44,953,568	44,306,671
End of Period/Year	$46,263,353	$44,953,568

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	93,563	237,713
Issued to shareholders in reinvestment of distributions	—	15,405
Redeemed	(204,266)	(497,550)
Net decrease in share transactions	(110,703)	(244,432)

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2025
	(Unaudited)
OPERATIONS
Net investment income	$1,427,269	$4,339,464
Net realized gain (loss)	22,955,632	(6,667,569)
Net change in unrealized appreciation (depreciation)	21,070,915	(10,057,106)
Net increase (decrease) in net assets resulting from operations	45,453,816	(12,385,211)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Investor Class	—	(350,267)
Institutional Class	—	(6,919,330)

Total Return of Capital
Investor Class	—	(104,345)
Institutional Class	—	(2,238,402)
Net decrease in net assets from distributions	—	(9,612,344)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	1,857,713	2,303,948
Institutional Class	13,596,348	91,189,774

Distributions reinvested:
Investor Class	—	450,792
Institutional Class	—	8,298,797

Redemption fees:
Investor Class	191	608
Institutional Class	—	1,462

Cost of shares redeemed:
Investor Class	(4,168,140)	(19,746,903)
Institutional Class	(105,696,652)	(169,991,491)

Net decrease from shares of beneficial interest	(94,410,540)	(87,493,013)

NET DECREASE IN NET ASSETS	(48,956,724)	(109,490,568)

NET ASSETS
Beginning of Period/Year	457,091,747	566,582,315
End of Period/Year	$408,135,023	$457,091,747

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	520,673	681,297
Issued to shareholders in reinvestment of distributions	—	135,781
Redeemed	(1,170,422)	(5,777,437)
Net decrease in share transactions	(649,749)	(4,960,359)

Institutional Class
Issued	3,776,839	24,936,176
Issued to shareholders in reinvestment of distributions	—	2,433,665
Redeemed	(28,833,808)	(49,512,119)
Net decrease in share transactions	(25,056,969)	(22,142,278)

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2025
	(Unaudited)
OPERATIONS
Net investment income	$465,173	$1,360,472
Net realized gain	11,493,001	14,930,016
Net change in unrealized depreciation	(486,437)	(8,969,493)
Net increase in net assets resulting from operations	11,471,737	7,320,995

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	—	(941,713)
Institutional Class	—	(8,698,493)
Net decrease in net assets from distributions	—	(9,640,206)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	649,814	1,386,352
Institutional Class	2,268,482	22,935,049

Distributions reinvested:
Investor Class	—	940,245
Institutional Class	—	8,379,268

Redemption fees:
Investor Class	56	508
Institutional Class	18	909

Cost of shares redeemed:
Investor Class	(4,061,265)	(8,846,478)
Institutional Class	(33,105,800)	(108,787,555)

Net decrease from shares of beneficial interest	(34,248,695)	(83,991,702)

NET DECREASE IN NET ASSETS	(22,776,958)	(86,310,913)

NET ASSETS
Beginning of Period/Year	122,135,415	208,446,328
End of Period/Year	$99,358,457	$122,135,415

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	40,001	88,577
Issued to shareholders in reinvestment of distributions	—	61,899
Redeemed	(247,730)	(561,478)
Net decrease in share transactions	(207,729)	(411,002)

Institutional Class
Issued	134,997	1,441,090
Issued to shareholders in reinvestment of distributions	—	545,881
Redeemed	(1,989,918)	(7,044,948)
Net decrease in share transactions	(1,854,921)	(5,057,977)

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2024
	(Unaudited)
OPERATIONS
Net investment income	$55,538	$128,183
Net realized gain	3,290,876	14,115,649
Net change in unrealized appreciation (depreciation)	2,663,843	(10,932,972)
Net increase in net assets resulting from operations	6,010,257	3,310,860

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	87,259	517,966
Institutional Class	706,102	13,312,501

Distributions reinvested:
Investor Class	—	—
Institutional Class	—	—

Redemption fees:
Investor Class	—	380
Institutional Class	4	160

Cost of shares redeemed:
Investor Class	(2,294,511)	(6,352,632)
Institutional Class	(7,254,838)	(59,019,038)

Net decrease from shares of beneficial interest	(8,755,984)	(51,540,663)

NET DECREASE IN NET ASSETS	(2,745,727)	(48,229,803)

NET ASSETS
Beginning of Period/Year	86,058,975	134,288,778
End of Period/Year	$83,313,248	$86,058,975

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	5,234	32,472
Issued to shareholders in reinvestment of distributions	—	—
Redeemed	(138,262)	(399,898)
Net decrease in share transactions	(133,028)	(367,426)

Institutional Class
Issued	41,253	832,114
Issued to shareholders in reinvestment of distributions	—	—
Redeemed	(431,645)	(3,649,596)
Net decrease in share transactions	(390,392)	(2,817,482)

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2025
	(Unaudited)
OPERATIONS
Net investment income	$1,297,771	$4,959,221
Net realized gain (loss)	9,536,083	(3,467,603)
Net change in unrealized appreciation	14,206,735	3,801,965
Net increase in net assets resulting from operations	25,040,589	5,293,583

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	—	(319,879)
Institutional Class	—	(8,997,935)
Net decrease in net assets from distributions	—	(9,317,814)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	647,461	2,620,233
Institutional Class	3,477,764	22,345,592

Distributions reinvested:
Investor Class	—	309,301
Institutional Class	—	8,716,958

Redemption fees:
Investor Class	259	92
Institutional Class	1,527	12,197

Cost of shares redeemed:
Investor Class	(1,845,685)	(9,272,805)
Institutional Class	(92,238,935)	(214,610,325)

Net decrease from shares of beneficial interest	(89,957,609)	(189,878,757)

NET DECREASE IN NET ASSETS	(64,917,020)	(193,902,988)

NET ASSETS
Beginning of Period/Year	308,830,581	502,733,569
End of Period/Year	$243,913,561	$308,830,581

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	189,199	824,023
Issued to shareholders in reinvestment of distributions	—	101,744
Redeemed	(545,230)	(2,871,690)
Net decrease in share transactions	(356,031)	(1,945,923)

Institutional Class
Issued	1,012,596	6,868,170
Issued to shareholders in reinvestment of distributions	—	2,839,400
Redeemed	(27,014,415)	(66,226,611)
Net decrease in share transactions	(26,001,819)	(56,519,041)

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2025
	(Unaudited)
OPERATIONS
Net investment income	$5,550,017	$10,227,990
Net realized gain (loss)	74,037,280	(572,043)
Net change in unrealized appreciation (depreciation)	41,649,953	(13,515,772)
Net increase (decrease) in net assets resulting from operations	121,237,250	(3,859,825)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	—	(67,585)
Institutional Class	—	(11,579,508)
Net decrease in net assets from distributions	—	(11,647,093)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Investor Class	135,959	759,100
Institutional Class	139,099,729	424,564,971

Distributions reinvested:
Investor Class	—	67,537
Institutional Class	—	10,929,089

Redemption fees:
Investor Class	401	280
Institutional Class	5,332	8,480

Cost of shares redeemed:
Investor Class	(2,486,640)	(8,306,147)
Institutional Class	(351,478,709)	(550,366,711)

Net decrease from shares of beneficial interest	(214,723,928)	(122,343,401)

NET DECREASE IN NET ASSETS	(93,486,678)	(137,850,319)

NET ASSETS
Beginning of Period/Year	1,437,419,925	1,575,270,244
End of Period/Year	$1,343,933,247	$1,437,419,925

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	7,556	45,043
Issued to shareholders in reinvestment of distributions	—	4,171
Redeemed	(138,429)	(493,417)
Net decrease in share transactions	(130,873)	(444,203)

Institutional Class
Issued	7,708,562	25,242,191
Issued to shareholders in reinvestment of distributions	—	670,085
Redeemed	(19,152,050)	(33,196,506)
Net decrease in share transactions	(11,443,488)	(7,284,230)

See accompanying notes to financial statements.

Grandeur Peak US Stalwarts Fund	Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2025
	(Unaudited)
OPERATIONS
Net investment loss	$(34,371)	$(215,591)
Net realized gain (loss)	(178,062)	10,967,636
Net change in unrealized appreciation (depreciation)	16,972,079	(11,778,677)
Net increase (decrease) in net assets resulting from operations	16,759,646	(1,026,632)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from sales of shares:
Institutional Class	5,144,174	21,738,160

Redemption fees:
Institutional Class	—	753

Cost of shares redeemed:
Institutional Class	(9,405,674)	(22,693,341)

Net increase (decrease) from shares of beneficial interest	(4,261,500)	(954,428)

NET INCREASE (DECREASE) IN NET ASSETS	12,498,146	(1,981,060)

NET ASSETS
Beginning of Period/Year	124,649,440	126,630,500
End of Period/Year	$137,147,586	$124,649,440

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	260,787	1,120,065
Redeemed	(471,070)	(1,188,966)
Net increase (decrease) in share transactions	(210,283)	(68,901)

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Investor Class	October 31, 2025		April 30, 2025	April 30, 2024		April 30, 2023	April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$11.40		$12.40	$12.58		$13.21	$17.70	$11.07

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.09		0.13	0.06		0.06	(0.01)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.44		(0.91)	0.25		(0.67)	(2.48)	6.71
Total income/(loss) from investment operations	1.53		(0.78)	0.31		(0.61)	(2.49)	6.63

DISTRIBUTIONS
From net investment income	—		(0.11)	(0.02)		(0.02)	—	(0.00	) (b)
From net realized gain on investments	—		(0.11)	(0.47)		—	(2.00)	—
Total distributions	—		(0.22)	(0.49)		(0.02)	(2.00)	(0.00	) (b)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	—	0.00	(b)	0.00 (b)	—	0.00	(b)

NET ASSET VALUE, END OF PERIOD/YEAR	$12.93		$11.40	$12.40		$12.58	$13.21	$17.70
TOTAL RETURN(c)	13.42	% (e)	(6.35)%	2.38	% (d)	(4.62)%	(16.01)%	59.92%
Net assets, at end of period/year (000s)	$4,501		$4,664	$7,253		$8,767	$10,846	$15,011

Expenses (excluding fees waived/reimbursed by investment advisor)	2.01	% (f)	1.80%	1.83%		1.70%	1.76%	1.75%
Expenses (including fees waived/reimbursed by investment advisor)	1.85	% (f)	1.77%	1.81%		1.68%	1.63%	1.68%

Net investment income/(loss)	1.62	% (f)	1.01%	0.48%		0.45%	(0.09)%	(0.50)%
PORTFOLIO TURNOVER RATE	15	% (e)	25%	38%		32%	31%	35%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
Institutional Class	October 31, 2025		April 30, 2025	April 30, 2024		April 30, 2023	April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$11.53		$12.55	$12.72		$13.35	$17.83	$11.14

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12		0.16	0.09		0.08	0.03	(0.04)
Net realized and unrealized gain/(loss) on investments	1.45		(0.92)	0.25		(0.67)	(2.51)	6.76
Total income/(loss) from investment operations	1.57		(0.76)	0.34		(0.59)	(2.48)	6.72

DISTRIBUTIONS
From net investment income	—		(0.15)	(0.04)		(0.04)	—	(0.01)
From net realized gain on investments	—		(0.11)	(0.47)		—	(2.00)	(0.02)
Total distributions	—		(0.26)	(0.51)		(0.04)	(2.00)	(0.03)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00		0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$13.10		$11.53	$12.55		$12.72	$13.35	$17.83
TOTAL RETURN(c)	13.62	% (e)	(6.14)%	2.66	% (d)	(4.42)%	(15.82)%	60.30%
Net assets, at end of period/year (000s)	$87,817		$155,148	$339,328		$416,872	$485,230	$623,538

Expenses (excluding fees waived/reimbursed by investment advisor)	1.76	% (f)	1.55%	1.58%		1.51%	1.52%	1.52%
Expenses (including fees waived/reimbursed by investment advisor)	1.60	% (f)	1.52%	1.56%		1.48%	1.39%	1.45%

Net investment income/(loss)	1.87	% (f)	1.26%	0.73%		0.66%	0.15%	(0.27)%
PORTFOLIO TURNOVER RATE	15	% (e)	25%	38%		32%	31%	35%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Contrarian Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	October 31, 2025		April 30, 2025		April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$16.40		$15.12		$13.26	$13.60	$15.41	$8.78

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.14		0.46		0.34	0.30	0.20	0. 25
Net realized and unrealized gain/(loss) on investments	1.70		1.97		1.81	(0.26)	(1.12)	6.61
Total income/(loss) from investment operations	1.84		2.44		2.15	0.04	(0.92)	6.86

DISTRIBUTIONS
From net investment income	—		(0.76)		(0.29)	(0.29)	(0.14)	(0.23)
From net realized gain on investments	—		(0.40)		—	(0.09)	(0.75)	—
Total distributions	—		(1.16)		(0.29)	(0.38)	(0.89)	(0.23)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00		0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$18.24		$16.40		$15.12	$13.26	$13.60	$15.41
TOTAL RETURN(c)	11.22	% (f)	16.29%		16.28%	0.42%	(6.51)%	78.51%
Net assets, at end of period/year (000s)	$146,068		$135,180		$141,663	$117,406	$106,129	$49,403

Expenses (excluding fees waived/reimbursed/recaptured by investment advisor)	1.21	% (g)	1.19	% (d)	1.25%	1.35%	1.40%	1.87%
Expenses (including fees waived/reimbursed/recaptured by investment advisor)	1.21	% (g)	1.19	% (e)	1.35%	1.35%	1.35%	1.35%

Net investment income	1.51	% (g)	2.85%		2.42%	2.29%	1.33%	1.91%
PORTFOLIO TURNOVER RATE	32	% (f)	76%		51%	81%	50%	54%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptured by the investment advisor.

(e)	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursement and/or expense recaptured by the investment advisor.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Explorer Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
Institutional Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022(a)
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$7.86		$7.61	$7.36	$7.80	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(b)	0.02		0.04	0.03	0. 02	(0.01)
Net realized and unrealized loss on investments	0.80		0.29	0.27	(0.44)	(2.19)
Total loss from investment operations	0.82		0.34	0.30	(0.42)	(2.20)

DISTRIBUTIONS
From net investment income	—		(0.09)	(0.05)	(0.02)	—
Total distributions	—		(0.09)	(0.05)	(0.02)	—
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(c)	0.00		0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$8.68		$7.86	$7.61	$7.36	$7.80
TOTAL RETURN(d)	10.43	% (e)	4.47%	4.05%	(5.40)%	(22.00	)% (e)
Net assets, at end of period/year (000s)	$12,075		$11,526	$11,894	$12,444	$9,461

Expenses (excluding fees waived/reimbursed by investment advisor)	1.99	% (f)	2.03%	3.14%	3.97%	2.45	% (f),(g)
Expenses (including fees waived/reimbursed by investment advisor)	1.13	% (f)	1.25%	1.25%	1.25%	1.25	% (f),(g)

Net investment income/(loss)	0.57	% (f)	0.56%	0.42%	0.29%	(0.16	)% (f)
PORTFOLIO TURNOVER RATE	93	% (e)	50%	43%	38%	8	% (e)

(a)	The Fund commenced on December 16, 2021 and reorganized into the Trust on October 20, 2023.

(b)	Per share numbers have been calculated using the average shares method.

(c)	Less than $0.005 or ($0.005) per share.

(d)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(e)	Not annualized.

(f)	Annualized.

(g)	Expense ratios during startup periods may not be representative of longer term operating periods.

See accompanying notes to financial statements.

Grandeur Peak Global Micro Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	October 31, 2025		April 30, 2025		April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$14.64		$13.36		$12.44	$13.49	$20.65	$11.05

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.00	) (b)	0.01		0.03	0.02	(0.09)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.99		1.35		0.89	(1.07)	(4.24)	11.17
Total income/(loss) from investment operations	0.99		1.35		0.92	(1.05)	(4.33)	11.07

DISTRIBUTIONS
From net investment income	—		(0.07)		—	—	—	(0.14)
From net realized gain on investments	—		—		—	—	(2.83)	(1.33)
Total distributions	—		(0.07)		—	—	(2.83)	(1.47)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	—

NET ASSET VALUE, END OF PERIOD/YEAR	$15.63		$14.64		$13.36	$12.44	$13.49	$20.65
TOTAL RETURN(c)	6.76	% (f)	10.16%		7.40%	(7.78)%	(24.25)%	102.43%
Net assets, at end of period/year (000s)	$46,263		$44,954		$44,307	$45,232	$53,175	$70,375

Expenses (excluding fees waived/reimbursed by investment advisor)	2.01	% (g)	1.99	% (d)	2.01%	1.85%	1.94%	2.02%
Expenses (including fees waived/reimbursed by investment advisor)	2.00	% (g)	2.00	% (e)	2.00%	1.85%	1.94%	2.00%

Net investment income/(loss)	(0.03	)% (g)	0.05%		0.22%	0.13%	(0.50)%	(0.62)%
PORTFOLIO TURNOVER RATE	17	% (f)	33%		34%	37%	36%	36%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptured by the investment advisor.

(e)	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursement and/or expense recaptured by the investment advisor.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$3.25		$3.37	$3.42	$3.70	$5.51	$3.24

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.02	0.05	0.01	(0.01)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.31		(0.09)	(0.08)	(0.23)	(0.82)	2.66
Total income/(loss) from investment operations	0.32		(0.07)	(0.03)	(0.22)	(0.83)	2.64

DISTRIBUTIONS
From net investment income	—		(0.03)	(0.02)	—	—	(0.00	) (b)
From net realized gain on investments	—		(0.01)	—	(0.06)	(0.98)	(0.37)
From return of capital	—		(0.01)	—	—	—	—
Total distributions	—		(0.05)	(0.02)	(0.06)	(0.98)	(0.37)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$3.57		$3.25	$3.37	$3.42	$3.70	$5.51
TOTAL RETURN(c)	9.85	% (d)	(2.08)%	(1.03)%	(5.99)%	(19.49)%	82.94%
Net assets, at end of period/year (000s)	$26,283		$26,059	$43,680	$72,420	$92,173	$131,739

Expenses (excluding fees waived/reimbursed by investment advisor)	1.65	% (e)	1.61%	1.63%	1.60%	1.57%	1.60%
Expenses (including fees waived/reimbursed by investment advisor)	1.55	% (e)	1.55%	1.58%	1.54%	1.45%	1.51%

Net investment income/(loss)	0.40	% (e)	0.55%	0.23%	0.21%	(0.14)%	(0.34)%
PORTFOLIO TURNOVER RATE	21	% (d)	44%	36%	28%	33%	47%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$3.34		$3.45	$3.51	$3.79	$5.61	$3.29

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.03	0.02	0.02	0.00	0.00
Net realized and unrealized gain/(loss) on investments	0.32		(0.08)	(0.05)	(0.24)	(0.84)	2.70
Total income/(loss) from investment operations	0.33		(0.05)	(0.03)	(0.22)	(0.84)	2.70

DISTRIBUTIONS
From net investment income	—		(0.03)	(0.03)	(0.00)	(0.00)	(0.01)
From net realized gain on investments	—		(0.01)	—	(0.06)	(0.98)	(0.37)
From return of capital	—		(0.02)	—	—	—	—
Total distributions	—		(0.06)	(0.03)	(0.06)	(0.98)	(0.37)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	—		0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$3.67		$3.34	$3.45	$3.51	$3.79	$5.61
TOTAL RETURN(c)	9.88	% (d)	(1.40)%	(1.01)%	(5.74)%	(19.30)%	83.44%
Net assets, at end of period/year (000s)	$381,852		$431,033	$522,903	$603,793	$679,987	$889,823

Expenses (excluding fees waived/reimbursed by investment advisor)	1.40	% (e)	1.36%	1.38%	1.36%	1.34%	1.35%
Expenses (including fees waived/reimbursed by investment advisor)	1.30	% (e)	1.30%	1.33%	1.30%	1.22%	1.27%

Net investment income/(loss)	0.65	% (e)	0.80%	0.48%	0.44%	0.09%	(0.08)%
PORTFOLIO TURNOVER RATE	21	% (d)	44%	36%	28%	33%	47%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$14.90		$15.18	$14.65	$16.01	$23.16	$14.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.09	0.03	0.02	(0.07)	(0.07)
Net realized and unrealized gain/(loss) on investments	1.29		0.54	0.52	(1.38)	(3.77)	10.79
Total income/(loss) from investment operations	1.34		0.63	0.55	(1.36)	(3.84)	10.72

DISTRIBUTIONS
From net investment income	—		(0.26)	(0.02)	—	—	(0.01)
From net realized gain on investments	—		(0.66)	—	—	(3.31)	(1.67)
Total distributions	—		(0.91)	(0.02)	—	(3.31)	(1.68)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$16.24		$14.90	$15.18	$14.65	$16.01	$23.16
TOTAL RETURN(c)	8.85	% (d)	4.06%	3.77%	(8.49)%	(20.17)%	77.38%
Net assets, at end of period/year (000s)	$87,219		$14,234	$20,747	$27,427	$33,459	$59,164

Expenses (excluding fees waived/reimbursed by investment advisor)	1.67	% (e)	1.53%	1.55%	1.49%	1.49%	1.52%
Expenses (including fees waived/reimbursed by investment advisor)	1.40	% (e)	1.50%	1.50%	1.49%	1.48%	1.52%

Net investment income/(loss)	0.55	% (e)	0.57%	0.22%	0.16%	(0.32)%	(0.38)%
PORTFOLIO TURNOVER RATE	28	% (d)	58%	41%	42%	42%	41%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Reach Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$15.08		$15.37	$14.82	$16.17	$23.31	$14.19

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.07		0.13	0.07	0.06	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on investments	1.30		0.55	0.54	(1.40)	(3.81)	10.86
Total income/(loss) from investment operations	1.37		0.68	0.61	(1.34)	(3.83)	10.83

DISTRIBUTIONS
From net investment income	—		(0.31)	(0.06)	(0.01)	—	(0.04)
From net realized gain on investments	—		(0.66)	—	—	(3.31)	(1.67)
Total distributions	—		(0.97)	(0.06)	(0.01)	(3.31)	(1.71)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$16.45		$15.08	$15.37	$14.82	$16.17	$23.31
TOTAL RETURN(c)	8.94	% (d)	4.27%	4.11%	(8.30)%	(19.99)%	77.81%
Net assets, at end of period/year (000s)	$87,219		$107,901	$187,699	$237,614	$287,502	$317,828

Expenses (excluding fees waived/reimbursed by investment advisor)	1.42	% (e)	1.28%	1.30%	1.26%	1.25%	1.27%
Expenses (including fees waived/reimbursed by investment advisor)	1.15	% (e)	1.25%	1.25%	1.25%	1.24%	1.27%

Net investment income/(loss)	0.80	% (e)	0.80%	0.47%	0.40%	(0.09)%	(0.14)%
PORTFOLIO TURNOVER RATE	28	% (d)	58%	41%	42%	42%	41%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$15.29		$15.19	$14.47	$16.51	$23.26	$14.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)		(0.01)	0.01	(0.01)	(0.06)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.05		0.11	0.73	(2.03)	(4.21)	9.72
Total income/(loss) from investment operations	1.04		0.10	0.74	(2.04)	(4.27)	9.68

DISTRIBUTIONS
From net investment income	—		—	(0.02)	—	—	—
From net realized gain on investments	—		—	—	—	(2.48)	(0.68)
Total distributions	—		—	(0.02)	—	(2.48)	(0.68)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL	—		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

NET ASSET VALUE, END OF PERIOD/YEAR	$16.33		$15.29	$15.19	$14.47	$16.51	$23.26
TOTAL RETURN(c)	6.52	% (d)	0.66%	5.09%	(12.36)%	(21.45)%	68.36%
Net assets, at end of period/year (000s)	$12,465		$13,708	$19,194	$30,682	$51,984	$103,891

Expenses (excluding fees waived/reimbursed by investment advisor)	1.46	% (e)	1.37%	1.27%	1.21%	1.17%	1.21%
Expenses (including fees waived/reimbursed by investment advisor)	1.30	% (e)	1.35%	1.27%	1.21%	1.17%	1.21%

Net investment income/(loss)	(0.09	)% (e)	(0.09)%	0.03%	(0.06)%	(0.24)%	(0.23)%
PORTFOLIO TURNOVER RATE	31	% (d)	79%	55%	32%	49%	50%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Global Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Institutional Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022		April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$15.56		$15.41	$14.69	$16.74	$23.50		$14.37

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.03	0.04	0.03	(0.00	) (b)	0.01
Net realized and unrealized gain/(loss) on investments	1.07		0.12	0.74	(2.05)	(4.28)		9.80
Total income/(loss) from investment operations	1.08		0.15	0.78	(2.02)	(4.28)		9.81

DISTRIBUTIONS
From net investment income	—		—	(0.06)	(0.03)	—		—
From net realized gain on investments	—		—	—	—	(2.48)		(0.68)
Total distributions	—		—	(0.06)	(0.03)	(2.48)		(0.68)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00		0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$16.64		$15.56	$15.41	$14.69	$16.74		$23.50
TOTAL RETURN(c)	6.67	% (d)	0.97%	5.31%	(12.09)%	(21.26)%		68.74%
Net assets, at end of period/year (000s)	$70,849		$72,351	$115,095	$167,932	$285,539		$263,711

Expenses (excluding fees waived/reimbursed by investment advisor)	1.21	% (e)	1.11%	1.03%	0.94%	0.93%		0.96%
Expenses (including fees waived/reimbursed by investment advisor)	1.05	% (e)	1.10%	1.03%	0.94%	0.93%		0.96%

Net investment income/(loss)	0.16	% (e)	0.17%	0.28%	0.21%	(0.01)%		0.06%
PORTFOLIO TURNOVER RATE	31	% (d)	79%	55%	32%	49%		50%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Investor Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023		April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$3.14		$3.19	$3.36	$3.57		$5.17	$3.04

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.03	0.01	0.01		(0.01)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.25		(0.01)	(0.16)	(0.22)		(0.94)	2.30
Total income/(loss) from investment operations	0.26		0.02	(0.15)	(0.21)		(0.95)	2.29

DISTRIBUTIONS
From net investment income	—		(0.04)	(0.01)	(0.00	) (b)	—	(0.01)
From net realized gain on investments	—		(0.03)	(0.01)	—		(0.65)	(0.15)
Total distributions	—		(0.07)	(0.02)	(0.00	) (b)	(0.65)	(0.16)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00		0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$3.40		$3.14	$3.19	$3.36		$3.57	$5.17
TOTAL RETURN(c)	8.28	% (d)	0.67%	(4.45)%	(5.85)%		(21.60)%	75.87%
Net assets, at end of period/year (000s)	$13,662		$13,742	$20,177	$29,277		$40,835	$69,041

Expenses (excluding fees waived/reimbursed by investment advisor)	1.72	% (e)	1.63%	1.64%	1.60%		1.60%	1.60%
Expenses (including fees waived/reimbursed by investment advisor)	1.62	% (e)	1.60%	1.61%	1.55%		1.48%	1.53%

Net investment income/(loss)	0.69	% (e)	0.93%	0.46%	0.29%		(0.24)%	(0.27)%
PORTFOLIO TURNOVER RATE	16	% (d)	25%	30%	28%		26%	36%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak International Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
Institutional Class	October 31, 2025		April 30, 2025	April 30, 2024		April 30, 2023	April 30, 2022		April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$3.18		$3.23	$3.40		$3.61	$5.21		$3.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02		0.04	0.03		0.02	(0.00	) (b)	(0.00	) (b)
Net realized and unrealized gain/(loss) on investments	0.24		(0.01)	(0.17)		(0.22)	(0.95)		2.31
Total income/(loss) from investment operations	0.26		0.03	(0.14)		(0.20)	(0.95)		2.31

DISTRIBUTIONS
From net investment income	—		(0.05)	(0.02)		(0.01)	(0.00	) (b)	(0.01)
From net realized gain on investments	—		(0.03)	(0.01)		—	(0.65)		(0.15)
Total distributions	—		(0.08)	(0.03)		(0.01)	(0.65)		(0.16)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00		0.00	0.00		0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$3.44		$3.18	$3.23		$3.40	$3.61		$5.21
TOTAL RETURN(c)	8.18	% (e)	1.01%	(4.14	)% (d)	(5.61)%	(21.38)%		76.29%
Net assets, at end of period/year (000s)	$230,252		$295,089	$482,557		$603,848	$657,165		$904,059

Expenses (excluding fees waived/reimbursed by investment advisor)	1.47	% (f)	1.38%	1.39%		1.36%	1.35%		1.36%
Expenses (including fees waived/reimbursed by investment advisor)	1.37	% (f)	1.35%	1.36%		1.31%	1.23%		1.28%

Net investment income/(loss)	0.94	% (f)	1.18%	0.71%		0.51%	(0.01)%		(0.02)%
PORTFOLIO TURNOVER RATE	16	% (e)	25%	30%		28%	26%		36%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$16.48		$16.56	$16.51	$17.91	$24.05	$14.40

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05		0.08	0.08	0.05	(0.03)	(0.00	) (b)
Net realized and unrealized gain/(loss) on investments	1.23		(0.09)	0.07	(1.44)	(3.93)	9.70
Total income/(loss) from investment operations	1.28		(0.01)	0.15	(1.39)	(3.96)	9.70

DISTRIBUTIONS
From net investment income	—		(0.07)	(0.10)	(0.01)	—	—
From net realized gain on investments	—		—	—	—	(2.18)	(0.05)
Total distributions	—		(0.07)	(0.10)	(0.01)	(2.18)	(0.05)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00	0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$17.76		$16.48	$16.56	$16.51	$17.91	$9.65
TOTAL RETURN(c)	7.77	% (d)	(0.03)%	0.86%	(7.73)%	(19.07)%	67.36%
Net assets, at end of period/year (000s)	$11,669		$12,981	$20,407	$31,075	$51,250	$67,688

Expenses (excluding fees waived/reimbursed by investment advisor)	1.18	% (e)	1.15%	1.17%	1.15%	1.14%	1.15%
Expenses (including fees waived/reimbursed by investment advisor)	1.13	% (e)	1.14%	1.17%	1.15%	1.14%	1.15%

Net investment income/(loss)	0.54	% (e)	0.46%	0.51%	0.32%	(0.13)%	(0.01)%
PORTFOLIO TURNOVER RATE	33	% (d)	69%	54%	32%	43%	33%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak International Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
Institutional Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023	April 30, 2022		April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$16.62		$16.72	$16.67	$18.06	$24.19		$14.46

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.07		0.11	0.12	0.09	0.03		0.06
Net realized and unrealized gain/(loss) on investments	1.24		(0.08)	0.08	(1.44)	(3.98)		9.75
Total income/(loss) from investment operations	1.31		0.03	0.20	(1.35)	(3.95)		9.81

DISTRIBUTIONS
From net investment income	—		(0.13)	(0.15)	(0.04)	(0.00	) (b)	(0.03)
From net realized gain on investments	—		—	—	—	(2.18)		(0.05)
Total distributions	—		(0.13)	(0.15)	(0.04)	(2.18)		(0.08)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL(b)	0.00		0.00	0.00	0.00	0.00		0.00

NET ASSET VALUE, END OF PERIOD/YEAR	$17.93		$16.62	$16.72	$16.67	$18.06		$9.73
TOTAL RETURN(c)	7.88	% (d)	0.18%	1.13%	(7.45)%	(18.90)%		67.84%
Net assets, at end of period/year (000s)	$1,332,264		$1,424,439	$1,554,863	$1,697,892	$1,583,122		$1,966,043

Expenses (excluding fees waived/reimbursed by investment advisor)	0.93	% (e)	0.90%	0.92%	0.90%	0.89%		0.90%
Expenses (including fees waived/reimbursed by investment advisor)	0.88	% (e)	0.89%	0.92%	0.90%	0.89%		0.90%

Net investment income	0.79	% (e)	0.64%	0.72%	0.55%	0.13%		0.31%
PORTFOLIO TURNOVER RATE	33	% (d)	69%	54%	32%	43%		33%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak US Stalwarts Fund	Financial Highlights
For a Share Outstanding Throughout the Years or Period Presented

	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Investor Class	October 31, 2025		April 30, 2025	April 30, 2024	April 30, 2023		April 30, 2022	April 30, 2021
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$17.90		$18.00	$15.73	$17.65		$22.71	$13.15

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)		(0.02)	(0.01)	(0.01)		(0.03)	(0.06)
Net realized and unrealized gain/(loss) on investments	2.41		(0.08)	2.28	(1.91)		(4.62)	9.73
Total income/(loss) from investment operations	2.40		(0.10)	2.27	(1.92)		(4.65)	9.67

DISTRIBUTIONS
From net investment income	—		—	—	(0.00	) (b)	—	—
From net realized gain on investments	—		—	—	—		(0.42)	(0.11)
Total distributions	—		—	—	(0.00	) (b)	(0.42)	(0.11)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL	—	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.01	0.00 (b)

NET ASSET VALUE, END OF PERIOD/YEAR	$20.30		$17.90	$18.00	$15.73		$17.65	$9.56
TOTAL RETURN(c)	13.34	% (d)	(0.56)%	14.43%	(10.87)%		(20.93)%	73.67%
Net assets, at end of period/year (000s)	$137,148		$124,649	$126,631	$104,459		$131,534	$126,106

Expenses (excluding fees waived/reimbursed by investment advisor)	0.91	% (e)	0.90%	0.90%	0.90%		0.91%	1.11%
Expenses (including fees waived/reimbursed by investment advisor)	0.86	% (e)	0.88%	0.90%	0.90%		0.91%	1.00%

Net investment income/(loss)	(0.05	)% (e)	(0.12)%	(0.06)%	(0.07)%		(0.14)%	0.30%
PORTFOLIO TURNOVER RATE	37	% (d)	98%	60%	56%		31%	24%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 or ($0.005) per share.

(c)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the investment advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes to financial statements.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

1.	ORGANIZATION

The Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund are diversified series of shares of beneficial interest (each a “Fund” and collectively the “Funds”) of Grandeur Peak Global Trust, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 6, 2023, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund reorganized on October 20, 2023 from a series of Financial Investors Trust (the “Predecessor Funds”) their predecessor fund to a series of the Trust. Each Fund seeks long-term growth of capital. The inception date of each Fund is listed in the table below.

Fund	Inception Date
Grandeur Peak Emerging Markets Opportunities Fund	December 16, 2013
Grandeur Peak Global Contrarian Fund	September 17, 2019
Grandeur Peak Global Explorer Fund	December 16, 2021
Grandeur Peak Global Micro Cap Fund	October 20, 2015
Grandeur Peak Global Opportunities Fund	October 17, 2011
Grandeur Peak Global Reach Fund	June 19, 2013
Grandeur Peak Global Stalwarts Fund	September 1, 2015
Grandeur Peak International Opportunities Fund	October 17, 2011
Grandeur Peak International Stalwarts Fund	September 1, 2015
Grandeur Peak US Stalwarts Fund	March 19, 2020

The Funds offer Institutional Class shares. The Grandeur Peak Emerging Markets Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund and Grandeur Peak International Stalwarts Fund also offer Investor Class shares. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies,” including Accounting Standards Update 2013-08.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

a. Investment Valuation – The Funds record their investments at fair value. In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively).

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Grandeur Peak Global Advisers, LLC (the “Advisor”) in the case of securities for which the Advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting. An implied pricing method is used to value the rights.

When such prices or quotations are not available, or the Advisor believes that they are unreliable, securities may be priced using the Trust’s fair value procedures.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Advisor believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Advisor believes to be reliable.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated the Advisor as its valuation designee (the “Valuation Designee”) for the execution of these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the six months ended as of October 31, 2025, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	$91,602,529	$—	$—	$91,602,529
Total	$91,602,529	$—	$—	$91,602,529

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Contrarian Fund
Common Stocks*	$146,130,284	$—	$—	$146,130,284
Total	$146,130,284	$—	$—	$146,130,284

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Explorer Fund
Common Stocks*	$11,744,091	$—	$—	$11,744,091
Total	$11,744,091	$—	$—	$11,744,091

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks*	$45,805,070	$—	$—	$45,805,070
Total	$45,805,070	$—	$—	$45,805,070

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Opportunities Fund
Common Stocks*	$402,856,166	$—	$—	$402,856,166
Total	$402,856,166	$—	$—	$402,856,166

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Reach Fund
Common Stocks*	$96,784,112	$—	$572,039	$97,356,151
Preferred Stocks	—	—	980,126	980,126
Total	$96,784,112	$—	$1,552,165	$98,336,277

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks*	$81,119,104	$—	$743,651	$81,862,755
Preferred Stocks	—	—	1,144,165	1,144,165
Total	$81,119,104	$—	$1,887,816	$83,006,920

Liabilities - Derivatives
Securities Sold Short	$338,946	$—	$—	$338,946

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak International Opportunities Fund
Common Stocks*	$238,072,515	$—	$—	$238,072,515
Total	$238,072,515	$—	$—	$238,072,515

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	$1,335,759,472	$—	$—	$1,335,759,472
Total	$1,335,759,472	$—	$—	$1,335,759,472

Liabilities - Derivatives
Securities Sold Short	$2,075,182	$—	$—	$2,075,182

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Grandeur Peak US Stalwarts Fund
Common Stocks*	$130,793,359	$—	$400,427	$131,193,786
Preferred Stocks	—	—	626,088	626,088
Total	$130,793,359	$—	$1,026,515	$131,819,874

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Reach Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2025	$572,039	$980,126	$1,552,165
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	—	—
Purchases	—	—	—
Sales Proceeds	—	—	—
Transfer in/out Level 3	—	—	—
Balance as of October 31, 2025	$572,039	$980,126	$1,552,165
Net change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2025	$—	$—	$—

Grandeur Peak Global Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2025	$743,651	$1,144,165	$1,887,816
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	—	—
Purchases	—	—	—
Sales Proceeds	—	—	—
Transfer in/out Level 3	—	—	—
Balance as of October 31, 2025	$743,651	$1,144,165	$1,887,816
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2025	$—	$—	$—

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

Grandeur Peak US Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2025	$400,427	$626,088	$1,026,515
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	—	—
Purchases	—	—	—
Sales Proceeds	—	—	—
Transfer in/out Level 3	—	—	—
Balance as of October 31, 2025	$400,427	$626,088	$1,026,515
Net change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2025	$—	$—	$—

The table below provides additional information about the Level 3 Fair Value Measurements as of October 31, 2025. Increases in the discount to partnership changes would cause a decrease to the fair value of the securities. Increase in the Sales to Enterprise value to Sales multiple would cause an increase to the fair value of the securities.

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Global Reach Fund

	Fair Value (USD) at
Asset Class	10/31/25	Valuation Technique	Unobservable Inputs	Value/Range
Common Stocks	$572,039	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/42.52%

Preferred Stocks	$980,126	Market Approach	Enterprise Value-to-Sales Multiple	6.3x

Grandeur Peak Global Stalwarts Fund

	Fair Value (USD) at
Asset Class	10/31/25	Valuation Technique	Unobservable Inputs	Value/Range
Common Stocks	$743,651	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/42.52%

Preferred Stocks	$1,144,165	Market Approach	Enterprise Value-to-Sales Multiple	6.3x

Grandeur Peak US Stalwarts Fund

	Fair Value (USD) at
Asset Class	10/31/25	Valuation Technique	Unobservable Inputs	Value/Range
Common Stocks	$400,427	Discounted/Third-Party Valuation	Third Party Valuation	Discounted Partnership Interest/42.52%

Preferred Stocks	$626,088	Market Approach	Enterprise Value-to-Sales Multiple	6.3x

b. Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

d. Foreign Securities Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

e. Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

f. Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund investing in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. There were no forward foreign currency contracts outstanding as of October 31, 2025.

g. Short Sales – The Funds may make short sales of securities. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund must borrow the security to deliver to the buyer upon the short sale. The Fund is then obligated to replace the borrowed security by purchasing it at a later date. A short sale provides a possible hedge against the market risk of the value of other investments and protects a Fund in a declining market.

Short sales are subject to the risk that a Fund will incur a loss if the price of a security sold short increases between the date of the short sale and the date the Fund closes the short sale. Any gain on a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Except in the case of short sales “against the box,” a Fund’s market risk is unlimited in that the potential for increase in the market price of the security sold short is unlimited. Short sales “against the box” mean that the Fund owns securities identical to those sold short.

When a short position is closed out, it may result in a short-term capital gain or loss for federal income tax purposes. In a generally rising market, if a Fund maintains short positions in securities rising with the market, the net asset value of the Fund would increase to a lesser extent than if it had not engaged in short sales.

The Advisor may consider short selling when the Advisor finds companies it believes are substantially overpriced. Short selling may also be considered in arbitrage and hedge situations, and short selling might also be used under certain circumstances to defer taxes.

An eligible Fund will not engage in short sales of securities when these transactions would cause the market value of all of its securities sold short to exceed 15% of its net assets subject to the following. The value of the securities of any one issuer that may be shorted by a Fund is limited to the lesser of 5% of the value of the Fund’s net assets or 5% of the securities of any class of the issuer. All short sales must be fully collateralized. The Funds maintain the collateral in a segregated account with their custodian. The collateral consists of cash, U.S. government securities or any other liquid securities equal to the market value of the securities at the time of the short sale. The Funds will thereafter maintain, on a daily basis, the collateral to ensure that it is equal to the current market value of the securities sold short. Short sales against the box are not subject to the 15% limitation. A capital gain or loss is recognized immediately upon the sale of a short against the box. A Fund may only engage in short sale transactions in securities listed on one or more U.S. or foreign securities exchanges or on Nasdaq.

h. Special Purpose Vehicle – The Funds may invest in a Special Purpose Vehicle (a “SPV”). A SPV is a separate legal entity created by an organization. A SPV is a distinct company with its own assets and liabilities, as well as its own legal status. Usually, they are created for a specific objective, often to isolate financial risk. As it is a separate legal entity, if the parent company goes bankrupt, the special purpose vehicle can carry on.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

i. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of October 31, 2025, the Funds had the following cash balances participating in the BBH CMS:

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$1,801,020
Grandeur Peak Global Contrarian Fund	1,834,153
Grandeur Peak Global Explorer Fund	119,198
Grandeur Peak Global Micro Cap Fund	610,018
Grandeur Peak Global Opportunities Fund	7,867,915
Grandeur Peak Global Reach Fund	882,766
Grandeur Peak Global Stalwarts Fund	632,979
Grandeur Peak International Opportunities Fund	4,173,738
Grandeur Peak International Stalwarts Fund	17,992,581
Grandeur Peak US Stalwarts Fund	2,868,999

As of October 31, 2025, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$—
Grandeur Peak Global Contrarian Fund	—
Grandeur Peak Global Explorer Fund	8,917
Grandeur Peak Global Micro Cap Fund	2
Grandeur Peak Global Opportunities Fund	—
Grandeur Peak Global Reach Fund	—
Grandeur Peak Global Stalwarts Fund	—
Grandeur Peak International Opportunities Fund	—
Grandeur Peak International Stalwarts Fund	—
Grandeur Peak US Stalwarts Fund	10

j. Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2022 through 2024, or expected to be taken in the Funds’ April 30, 2025 year-end tax returns. The Funds identify their major tax jurisdiction as US federal, Ohio and foreign jurisdictions where a Fund makes significant investments. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended October 31, 2025, the Funds did not incur any interest or penalties.

k. Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on the ex-date.

l. Class Accounting – Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of a Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. A Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund.

m. Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, a Fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

n. Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

o. Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

p. Market Risk – The value of each Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, tariffs and trade wars, natural and environmental disasters, climate change and climate-related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other preexisting political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Advisor serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annual management fee based on each Fund’s average daily net assets, accrued daily and paid monthly. The following table reflects the Funds’ advisory fee rates.

Fund	Advisory Fee
Grandeur Peak Emerging Markets Opportunities Fund	1.35%
Grandeur Peak Global Contrarian Fund	1.00%
Grandeur Peak Global Explorer Fund*	0.80%*
Grandeur Peak Global Micro Cap Fund	1.50%
Grandeur Peak Global Opportunities Fund	1.25%
Grandeur Peak Global Reach Fund	1.10%
Grandeur Peak Global Stalwarts Fund	0.80%
Grandeur Peak International Opportunities Fund	1.25%
Grandeur Peak International Stalwarts Fund	0.80%
Grandeur Peak US Stalwarts Fund	0.75%
*New fee as of 9/1/25; prior fee was 1.00%

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/or expenses for each Fund to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may increase indemnification of the Funds’ officers and trustees, contractual indemnification of the Funds’ service providers (other than the Advisor))) at a certain level through September 1, 2026. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board. The Advisor is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded. The following table reflects each Fund’s expense cap.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

Fund	Expense Cap
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	1.95%
Institutional Class	1.70%
Grandeur Peak Global Contrarian Fund
Institutional Class	1.35%
Grandeur Peak Global Explorer Fund
Institutional Class	1.10%*
*New Cap as of 9/1/25; prior cap was 1.25%
Grandeur Peak Global Micro Cap Fund
Institutional Class	2.00%
Grandeur Peak Global Opportunities Fund
Investor Class	1.75%
Institutional Class	1.50%
Grandeur Peak Global Reach Fund
Investor Class	1.50%
Institutional Class	1.25%
Grandeur Peak Global Stalwarts Fund
Investor Class	1.35%
Institutional Class	1.10%
Grandeur Peak International Opportunities Fund
Investor Class	1.75%
Institutional Class	1.50%
Grandeur Peak International Stalwarts Fund
Investor Class	1.35%
Institutional Class	1.10%
Grandeur Peak US Stalwarts Fund
Institutional Class	1.00%

In addition to the foregoing contractual arrangements, the Advisor has contractually agreed to waive, with respect to the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund, annual management fees to the extent such fees exceed 1.00% on assets above $500 million (the annual management fee rate with respect to such Funds will remain 1.25% on the first $500 million in assets). Additionally, the Advisor has contractually agreed to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.00% on all assets above $400 million (the annual management fee rate with respect to the Fund will remain 1.35% on the first $400 million in assets). Previously, the Advisor had voluntarily agreed, effective January 1, 2018, to waive, with respect to the Grandeur Peak Emerging Markets Opportunities Fund, annual management fees to the extent such fees exceed 1.20% on all assets above $400 million (the annual management fee rate with respect to the Fund will remain 1.35% on the first $400 million in assets). These additional contractual waivers are not subject to recoupment by the Advisor.

Effective January 1, 2025, the Advisor has voluntarily agreed to waive an additional 0.10% of the management fees on the first $400 million in assets for the Grandeur Peak Emerging Markets Opportunities Fund through December 31, 2025, and an additional 0.10% of the management fees on the first $500 million in assets for Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund through December 31, 2025. Effective January 1, 2025 and through December 31, 2025, the Advisor has also voluntarily agreed to waive an additional 0.10% of the management fees for the Grandeur Peak Global Explorer Fund and Grandeur Peak Global Reach Fund and 0.05% of the management fees for the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund. Grandeur Peak Global Explorer’s waiver ended on August 31, 2025.

Additional fees waived by the Advisor for the six months ended October 31, 2025 are disclosed in the Statements of Operations.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

As of October 31, 2025, the fee waivers/reimbursements and/or recoupments were as follows:

	Fees
	Waived/Reimbursed By
Fund	Advisor	Voluntary Waiver
Grandeur Peak Emerging Markets Opportunities Fund	$36,448	$60,976
Grandeur Peak Global Contrarian Fund	—	—
Grandeur Peak Global Explorer Fund	48,998	4,150
Grandeur Peak Global Micro Cap Fund	1,526	354
Grandeur Peak Global Opportunities Fund	—	225,307
Grandeur Peak Global Reach Fund	100,755	60,393
Grandeur Peak Global Stalwarts Fund	47,801	22,496
Grandeur Peak International Opportunities Fund	—	141,094
Grandeur Peak International Stalwarts Fund	—	353,912
Grandeur Peak US Stalwarts Fund	—	34,791

As of October 31, 2025, the Advisor has waived/reimbursed expenses that may be recovered no later than April 30 of the years indicated below:

Fund	Expires 2026	Expires 2027	Expires 2028	Total
Grandeur Peak Emerging Markets Opportunities Fund	$—	$—	$—	$—
Grandeur Peak Global Contrarian Fund	—	—	—	—
Grandeur Peak Global Explorer Fund	280,910	230,004	90,977	601,891
Grandeur Peak Global Micro Cap Fund	—	—	—	—
Grandeur Peak Global Opportunities Fund	—	—	—	—
Grandeur Peak Global Reach Fund	28,389	119,486	—	147,875
Grandeur Peak Global Stalwarts Fund	—	—	1,064	1,064
Grandeur Peak International Opportunities Fund	—	—	—	—
Grandeur Peak International Stalwarts Fund	—	—	—	—
Grandeur Peak US Stalwarts Fund	—	—	—	—

Each Fund was reorganized on October 20, 2023 from a series of Financial Investors Trust to a series of the Trust (the “Reorganizations”). Prior to the Reorganizations, the Funds had advisory and expense limitation agreements with Financial Investors Trust. The fees charged to the Funds did not change as a result of the Reorganizations and the amounts waived by the Predecessor Funds are still subject to recapture by the Advisor.

b. Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Funds’ Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated at an annual rate of 0.25% per year of the average daily net assets of each Fund’s Investor Class shares and paid to the Distributor to be used to pay for distribution and shareholder servicing activities. The following table reflects the Funds incurred distribution fees for the six months ended October 31, 2025.

Fund	Distribution Fees
Grandeur Peak Emerging Markets Opportunities Fund	$5,815
Grandeur Peak Global Contrarian Fund	—
Grandeur Peak Global Explorer Fund	—
Grandeur Peak Global Micro Cap Fund	—
Grandeur Peak Global Opportunities Fund	34,591
Grandeur Peak Global Reach Fund	18,103
Grandeur Peak Global Stalwarts Fund	17,625
Grandeur Peak International Opportunities Fund	17,753
Grandeur Peak International Stalwarts Fund	16,537
Grandeur Peak US Stalwarts Fund	—

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended October 31, 2025 were as follows:

		Proceeds From Sales of
Fund	Purchases of Securities	Securities
Grandeur Peak Emerging Markets Opportunities Fund	$17,960,051	$104,476,946
Grandeur Peak Global Contrarian Fund	45,185,559	47,343,339
Grandeur Peak Global Explorer Fund	11,237,875	12,186,735
Grandeur Peak Global Micro Cap Fund	8,087,957	9,322,368
Grandeur Peak Global Opportunities Fund	89,810,121	184,647,493
Grandeur Peak Global Reach Fund	33,312,608	66,604,388
Grandeur Peak Global Stalwarts Fund	26,828,835	36,008,070
Grandeur Peak International Opportunities Fund	44,304,795	136,229,985
Grandeur Peak International Stalwarts Fund	463,348,308	675,469,182
Grandeur Peak US Stalwarts Fund	49,063,115	57,787,854

5.	SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

For the period ended August 31, 2025, shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. As of September 1, 2025, shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six months ended October 31, 2025, the redemption fees charged by the Funds are presented in the Statement of Changes in Net Assets.

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation (depreciation) which consisted of:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Grandeur Peak Emerging Markets Opportunities Fund	$67,063,907	$28,130,975	$(3,592,353)	$24,538,622
Grandeur Peak Global Contrarian Fund	133,016,313	26,324,299	(13,210,328)	13,113,971
Grandeur Peak Global Explorer Fund	11,535,016	926,247	(717,172)	209,075
Grandeur Peak Global Micro Cap Fund	37,342,924	11,453,686	(2,991,540)	8,462,146
Grandeur Peak Global Opportunities Fund	316,112,273	106,984,538	(20,240,645)	86,743,893
Grandeur Peak Global Reach Fund	81,781,845	23,869,820	(7,315,388)	16,554,432
Grandeur Peak Global Stalwarts Fund	69,453,782	18,845,181	(5,292,043)	13,553,138
Grandeur Peak International Opportunities Fund	176,063,534	71,471,968	(9,462,987)	62,008,981
Grandeur Peak International Stalwarts Fund	1,108,501,885	301,088,655	(73,831,068)	227,257,587
Grandeur Peak US Stalwarts Fund	111,272,164	28,581,007	(8,033,297)	20,547,710

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

The tax character of fund distributions paid for the years ended April 30, 2025, and April 30, 2024, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2025	Income	Capital Gains	Capital	Total
Grandeur Peak Emerging Markets Opportunities Fund	$3,341,149	$2,632,461	$—	$5,973,610
Grandeur Peak Global Contrarian Fund	9,464,611	1,202,808	—	10,667,419
Grandeur Peak Global Explorer Fund	137,008	—	—	137,008
Grandeur Peak Global Micro Cap Fund	229,518	—	—	229,518
Grandeur Peak Global Opportunities Fund	7,269,597	—	2,342,747	9,612,344
Grandeur Peak Global Reach Fund	3,026,241	6,613,965	—	9,640,206
Grandeur Peak Global Stalwarts Fund	—	—	—	—
Grandeur Peak International Opportunities Fund	5,704,190	3,613,624	—	9,317,814
Grandeur Peak International Stalwarts Fund	11,647,093	—	—	11,647,093
Grandeur Peak US Stalwarts Fund	—	—	—	—

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2024	Income	Capital Gains	Capital	Total
Grandeur Peak Emerging Markets Opportunities Fund	$5,695,054	$10,549,000	$—	$16,244,054
Grandeur Peak Global Contrarian Fund	2,725,193	—	—	2,725,193
Grandeur Peak Global Explorer Fund	79,438	—	—	79,438
Grandeur Peak Global Micro Cap Fund	—	—	—	—
Grandeur Peak Global Opportunities Fund	4,350,706	—	—	4,350,706
Grandeur Peak Global Reach Fund	837,240	—	—	837,240
Grandeur Peak Global Stalwarts Fund	573,492	—	—	573,492
Grandeur Peak International Opportunities Fund	2,921,691	2,265,788	—	5,187,479
Grandeur Peak International Stalwarts Fund	13,350,670	—	—	13,350,670
Grandeur Peak US Stalwarts Fund	—	—	—	—

As of April 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

			Post October
	Undistributed	Undistributed	Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$—	$3,064,606	$—	$—	$—	$25,919,086	$28,983,692
Grandeur Peak Global Contrarian Fund	2,038,174	5,491,946	—	—	—	9,278,335	16,808,455
Grandeur Peak Global Explorer Fund	5,857	—	—	(1,952,414)	—	24,316	(1,922,241)
Grandeur Peak Global Micro Cap Fund	160,057	322,923	—	—	—	5,988,471	6,471,451
Grandeur Peak Global Opportunities Fund	—	—	(8,490,517)	(689,834)	—	65,685,110	56,504,759
Grandeur Peak Global Reach Fund	194,204	8,168,527	—	—	—	17,240,305	25,603,036
Grandeur Peak Global Stalwarts Fund	88,317	—	—	(20,641,425)	—	11,120,371	(9,432,737)
Grandeur Peak International Opportunities Fund	3,049,139	—	—	(5,889,113)	—	47,815,527	44,975,553
Grandeur Peak International Stalwarts Fund	4,232,972	—	—	(128,862,773)	—	186,202,820	61,573,019
Grandeur Peak US Stalwarts Fund	—	—	(30,147)	(21,380,631)	—	3,621,131	(17,789,647)

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) as noted below:

Unrealized
Foreign Currency
Gains/(Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$(6,810)
Grandeur Peak Global Contrarian Fund	15,513
Grandeur Peak Global Explorer Fund	399
Grandeur Peak Global Micro Cap Fund	1,328
Grandeur Peak Global Opportunities Fund	29,556
Grandeur Peak Global Reach Fund	10,908
Grandeur Peak Global Stalwarts Fund	6,596
Grandeur Peak International Opportunities Fund	46,512
Grandeur Peak International Stalwarts Fund	89,877
Grandeur Peak US Stalwarts Fund	—

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Grandeur Peak Global Opportunities Fund and Grandeur Peak US Stalwarts Fund incurred and elected to defer such late year losses of $1,430,318 and $30,147, respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Grandeur Peak Global Opportunities Fund incurred and elected to defer such capital losses of $7,060,199.

At April 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and capital loss carryforwards utilized as follows:

	Non-expiring	Non-expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Grandeur Peak Emerging Markets Opportunities Fund	$—	$—	$—	$—
Grandeur Peak Global Contrarian Fund	—	—	—	1,559,770
Grandeur Peak Global Explorer Fund	728,605	1,223,809	1,952,414	34,438
Grandeur Peak Global Micro Cap Fund	—	—	—	1,878,080
Grandeur Peak Global Opportunities Fund	689,834	—	689,834	—
Grandeur Peak Global Reach Fund	—	—	—	—
Grandeur Peak Global Stalwarts Fund	20,641,425	—	20,641,425	12,866,632
Grandeur Peak International Opportunities Fund	3,277,606	2,611,507	5,889,113	—
Grandeur Peak International Stalwarts Fund	128,862,773	—	128,862,773	—
Grandeur Peak US Stalwarts Fund	21,380,631	—	21,380,631	10,482,745

During the fiscal period ended April 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, distributions in excess, and use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended April 30, 2025, as follows:

		Distributable
	Paid In Capital	Earnings/ (Losses)
Grandeur Peak Emerging Markets Opportunities Fund	$1,209,411	$(1,209,411)
Grandeur Peak Global Contrarian Fund	1,064,280	(1,064,280)
Grandeur Peak Global Explorer Fund	—	—
Grandeur Peak Global Micro Cap Fund	—	—
Grandeur Peak Global Opportunities Fund	(2,342,747)	2,342,747
Grandeur Peak Global Reach Fund	3,215,829	(3,215,829)
Grandeur Peak Global Stalwarts Fund	(46)	46
Grandeur Peak International Opportunities Fund	968,945	(968,945)
Grandeur Peak International Stalwarts Fund	—	—
Grandeur Peak US Stalwarts Fund	(311,517)	311,517

Grandeur Peak Funds®	Notes to Financial Statements
October 31, 2025 (Unaudited)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. Such control may affect the voting rights of other shareholders. The following table provides the name of any person who owns of record or beneficially 25% or more of the outstanding shares of each class of a Fund as of October 31, 2025:

Fund	Shareholder Name	Percentage of Interest
Grandeur Peak Emerging Markets Opportunities Fund	National Financial Services, LLC	25.3%
	Charles Schwab & Co. Inc.	32.4%
Grandeur Peak Global Contrarian Fund	Charles Schwab & Co. Inc.	59.4%
Grandeur Peak Global Explorer Fund	Grandeur Peak Global Advisors, LLC	35.3%
	Charles Schwab & Co. Inc.	37.3%
Grandeur Peak Global Micro Cap Fund	Charles Schwab & Co. Inc.	28.7%
Grandeur Peak Global Opportunities Fund	Charles Schwab & Co. Inc.	40.9%
Grandeur Peak Global Reach Fund	Charles Schwab & Co. Inc.	27.3%
Grandeur Peak Global Stalwarts Fund	National Financial Services, LLC	25.6%
	Charles Schwab & Co. Inc.	39.6%
Grandeur Peak International Opportunities Fund	N/A	N/A
Grandeur Peak International Stalwarts Fund	Pershing LLC	28.0%
Grandeur Peak US Stalwarts Fund	Charles Schwab & Co. Inc.	52.4%
	Saxon & Co. FBO Allerton Foundation	38.2%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Grandeur Peak Funds®	Additional Information
October 31, 2025 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURES

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS

Refer to the financial statements included herein.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

In connection with a meeting held on August 26-27, 2025, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to each of the Grandeur Peak Emerging Markets Opportunities Fund (“Emerging Markets”), Grandeur Peak Global Contrarian Fund (“Global Contrarian”), Grandeur Peak Global Explorer Fund (“Global Explorer”), Grandeur Peak Global Micro Cap Fund (“Global Micro Cap”), Grandeur Peak Global Opportunities Fund (“Global Opportunities”), Grandeur Peak Global Reach Fund (“Global Reach”), Grandeur Peak Global Stalwarts Fund (“Global Stalwarts”), Grandeur Peak International Opportunities Fund (“International Opportunities”), Grandeur Peak International Stalwarts Fund (“International Stalwarts”), and Grandeur Peak US Stalwarts Fund (“US Stalwarts”), (collectively, the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Funds and the Advisory Agreement.

The Board relied upon the advice of counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Service.

The Board acknowledged that the Adviser was founded in 2011 and managed approximately $4.4 billion in assets. The Board reviewed the background information of the key investment professionals that serviced the Funds and noted their educational backgrounds, years of financial industry experience, and broad investment backgrounds. The Board considered that the Adviser’s fundamental investment process involved independent research that relied on proprietary screens, hands-on evaluations, earnings growth modeling, meetings with portfolio companies’ management personnel, and team collaboration in the selection of portfolio holdings. The Board observed that the Adviser’s long-term investment approach consisted of identifying high quality growth companies with long term potential and investing in those companies at prices it believed to be appropriate based on the information gathered through its research. The Board acknowledged that the Adviser maintained a risk committee responsible for monitoring and assessing firmwide risk. The Board discussed that the Adviser utilized various pre- and post-trade compliance checklists to ensure compliance with investment restrictions and portfolio guidelines. The Board observed that the Adviser had a cross-functional pricing committee to conduct valuations for any securities that may require fair value pricing. The Board acknowledged that the Adviser selected broker-dealers on the basis of best execution criteria. The Board acknowledged two SEC examinations of the Adviser were conducted since the approval of the advisory agreement and that both resulted in no action letters. The Board noted that the Adviser represented that it had no cybersecurity incidents, material compliance or litigation issues since the approval of the advisory agreement. The Board commented that the Adviser did not utilize artificial intelligence in its investment process but artificial intelligence tools were used for general research purposes. After further discussion, the Board agreed that the Adviser had the resources necessary to continue to provide quality services to each Fund.

Performance.

The Board reviewed each Fund’s performance in comparison to the performance of each Fund’s peer group, Morningstar category and benchmark before concluding that the Adviser could be expected to provide reasonable returns to each Fund and its shareholders or, in the case of US Stalwarts, should be permitted a chance to manage the Fund over a full market cycle.

Emerging Markets — The Board observed that that Emerging Markets was a 2-star Morningstar rated fund and underperformed its peer group, Morningstar category and benchmark over the 1-year, 3-year and 5-year periods. The Board noted that Emerging Markets underperformed the benchmark since its inception and outperformed its peer group and Morningstar category over the same period. The Board recalled that the Adviser attributed underperformance to being underweight in Indian companies and focused on growth, quality, and small-cap stocks.

Grandeur Peak Funds®	Additional Information
October 31, 2025 (Unaudited) (Continued)

Global Contrarian — The Board observed that Global Contrarian had earned a 4-star Morningstar rating. The Board noted that Global Contrarian outperformed its peer group, Morningstar category and benchmark across all periods. The Board considered Global Contrarian’s focus towards companies with high valuations and high quality characteristics.

Global Explorer — The Board acknowledged that Global Explorer had earned a 3-star Morningstar rating. The Board observed that Global Explorer outperformed the Morningstar category and underperformed its peer group and benchmark over the 1-year period. The Board further observed that Global Explorer underperformed its peer group, Morningstar category and benchmark over the 3-year and since inception periods. The Board recalled the Adviser’s position that growth and quality stocks and small exposure in U.S. companies were the largest detractors from performance over the observed period.

Global Micro Cap — The Board noted that Global Micro Cap was a 4-star Morningstar rated fund that underperformed its peer group, Morningstar category and benchmark over the 1-year period. The Board observed that Global Micro Cap outperformed its peer group Morningstar category and underperformed the benchmark over the 3-year, 5-year and since inception periods. The Board recalled that the Adviser attributed the Global Micro Cap’s long-term outperformance to strong stock picking across many sectors.

Global Opportunities — The Board commented that Global Opportunities was a 3-star Morningstar rated fund that outperformed its peer group while underperforming the Morningstar category and benchmark over the 1-year period. The Board commented that Global Opportunities underperformed its peer group, Morningstar category and benchmark across the 3-year and 5-year periods. The Board observed that since inception, Global Opportunities outperformed its peer group and Morningstar category and underperformed the benchmark. The Board recalled the Adviser’s position that largest detractors to Global Opportunities’ performance was an underweight in U.S. companies and a focus on growth and quality stocks.

Global Reach — The Board observed that Global Reach was a 4-star Morningstar rated fund. The Board noted that Global Reach outperformed its peer group and Morningstar category over the 1-year and since inception periods and underperformed the benchmark over the same periods. The Board further noted that Global Reach underperformed its peer group, Morningstar category and benchmark over the 3-year and 5-year periods. The Board acknowledged that the Adviser identified the largest detractors to Global Reach’s performance to include adherence to investing only in growth and quality stocks, being underweight in U.S. companies, and heavy exposure to technology stocks.

Global Stalwarts — The Board observed that Global Stalwarts was a 2-star Morningstar rated fund. The Board noted that Global Stalwarts underperformed its peer group, Morningstar category and benchmark over the 1-year, 3-year and 5-year periods. The Board observed that Global Stalwarts outperformed its peer group over the since inception period and underperformed the Morningstar category and benchmark over the same period. The Board considered that the Adviser attributed the Fund’s underperformance to minimal exposure to U.S. companies and overweight positions in Chinese companies, technology, semi-conductor and IT services sectors.

International Opportunities — The Board acknowledged that International Opportunities had earned a 2-star Morningstar rating. The Board noted that International Opportunities underperformed its peer group, Morningstar category and benchmark over the 1-year, 3-year and 5-year periods. The Board observed that since inception, International Opportunities outperformed its peer group, Morningstar category and benchmark. The Board recalled the Adviser’s position that International Opportunities large exposure to U.K. companies and technology companies were the largest detractors from performance.

International Stalwarts — The Board observed that International Stalwarts was a 2-star Morningstar rated fund. The Board noted that International Stalwarts underperformed its peer group, Morningstar category and benchmark over the 1-year, 3-year and 5-year periods. The Board further noted that International Stalwarts underperformed the benchmark since inception and outperformed its peer group and Morningstar category over the same period. The Board recalled that the Adviser attributed the Fund’s underperformance to being overweight in U.K. and Chinese companies, large exposure to the technology sector and a focus on growth, quality, and small-cap stocks.

US Stalwarts — The Board acknowledged that US Stalwarts had earned a 2-star Morningstar rating and underperformed its peer group, Morningstar category and benchmark across all periods. The Board considered that the Adviser attributed US Stalwarts’s underperformance to minimal exposure to aerospace and defense companies within the industrial sector.

Fees and Expenses. The Board commented that Global Stalwarts’ advisory fee and net expense ratio were lower than the average and median of its Morningstar category and average of its peer group but slightly higher than the median of its peer group. The Board observed that the advisory fee and net expense ratio for International Stalwarts were lower than the medians and averages of International Stalwarts’ peer group and Morningstar category. The Board acknowledged that the Adviser’s advisory fee for each of Global Stalwarts and International Stalwarts was higher

Grandeur Peak Funds®	Additional Information
October 31, 2025 (Unaudited) (Continued)

than the fee charged by the Adviser for similarly managed accounts and similarly managed limited partnerships due to the lower operating costs and regulatory requirements in managing separate accounts.

The Board noted that US Stalwarts’ advisory fee was below the peer group average and equivalent to its peer group median and Morningstar average and median. The Board observed that US Stalwarts’ net expense ratio was lower than its peer group average, on par with its peer group median and slightly higher than the Morningstar category average and median.

The Board acknowledged that for each of the other Funds, the advisory fees and net expense ratios were higher than the averages and medians of the Fund’s peer group and Morningstar category. The Board noted that the Adviser attributed the higher fees to capacity constraints, the extensive involvement of personnel and additional resources needed to analyze a wider variety of potential investments than each Fund’s peers. The Board recognized that the Adviser proposed to lower its advisory fee for Global Explorer to 0.80% and lower the operating expenses of Global Explorer’s Institutional Class shares to 1.10%.

The Board concluded that the advisory fee for each Fund was not unreasonable.

Economies of Scale. The Board discussed the size of each Fund and its respective prospects for growth. The Board noted the Adviser’s position to limit assets in each Fund to effectively provide the benefits of economies to shareholders prior to achieving scale. The Board agreed to monitor and revisit the issue at the appropriate time. Profitability. The Board reviewed the Adviser’s profitability analysis in connection with the advisory services for each Fund and noted that the Adviser earned a profit from each Fund except for Global Explorer. The Board acknowledged the overhead and expenses required to manage each Fund and the capacity constraints of each Fund. After further discussion, the Board concluded that the Adviser’s profits from any Fund were not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreements was in the best interests of each of Emerging Markets, Global Contrarian, Global Explorer, Global Micro Cap, Global Opportunities, Global Reach, Global Stalwarts, International Opportunities, International Stalwarts and US Stalwarts and its respective shareholders.

*	Due to the timing of contract approval, these deliberations may or may not relate to the current performance results of the Funds.

FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, upon request, by calling 1-877-314-9006, by visiting the Funds’ website at www.grandeurpeakglobal.com, or by referring to the SEC’s website at http://www.sec.gov.

Grandeur Peak
ELEVATED GLOBAL INVESTING™

Contact Us

Mail: Grandeur Peak Funds, P.O. Box 541150, Omaha, NE 68154

Phone: 1.855.377.PEAK (7325)

E-Mail: grandeurpeak@ultimusfundsolutions.com

Web: www.grandeurpeakglobal.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grandeur Peak Global Trust

By (Signature and Title)
/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	12/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	12/29/2025

By (Signature and Title)
/s/ Richard Gleason
Richard Gleason, Principal Financial Officer/Treasurer

Date	12/29/2025